UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23340

Name of Fund:  Managed Account Series II
                                       BlackRock Securitized Income Fund (formerly, BlackRock U.S. Mortgage Portfolio)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, Managed Account Series II, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 4/30/2026

Date of reporting period: 10/31/2025

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

BlackRock Securitized Income Fund

Institutional Shares | MSUMX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Securitized Income Fund (the “Fund”) (formerly known as BlackRock U.S. Mortgage Portfolio) for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$28	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$454,740,515
Number of Portfolio Holdings...
863
Portfolio Turnover Rate...
123%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Non-Agency Mortgage-Backed Securities...
54.8%
Asset-Backed Securities...
28.0
U.S. Government Sponsored Agency Securities...
17.2
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
43.1%
AA/Aa...
17.1
A...
1.7
BBB/Baa...
3.9
BB/Ba...
2.7
B...
1.3
CCC/Caa...
4.8
CC/Ca...
1.3
C...
0.8
D...
0.1
N/R...
23.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, Moody's Investors Service, Inc. or Fitch Ratings, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Securitized Income Fund

Institutional Shares | MSUMX

Semi-Annual Shareholder Report — October 31, 2025

MSUMX-10/25-SAR

BlackRock Securitized Income Fund

Investor A Shares | BMPAX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Securitized Income Fund (the “Fund”) (formerly known as BlackRock U.S. Mortgage Portfolio) for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$41	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$454,740,515
Number of Portfolio Holdings...
863
Portfolio Turnover Rate...
123%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Non-Agency Mortgage-Backed Securities...
54.8%
Asset-Backed Securities...
28.0
U.S. Government Sponsored Agency Securities...
17.2
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
43.1%
AA/Aa...
17.1
A...
1.7
BBB/Baa...
3.9
BB/Ba...
2.7
B...
1.3
CCC/Caa...
4.8
CC/Ca...
1.3
C...
0.8
D...
0.1
N/R...
23.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, Moody's Investors Service, Inc. or Fitch Ratings, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Securitized Income Fund

Investor A Shares | BMPAX

Semi-Annual Shareholder Report — October 31, 2025

BMPAX-10/25-SAR

BlackRock Securitized Income Fund

Investor C Shares | BMPCX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Securitized Income Fund (the “Fund”) (formerly known as BlackRock U.S. Mortgage Portfolio) for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$79	1.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$454,740,515
Number of Portfolio Holdings...
863
Portfolio Turnover Rate...
123%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Non-Agency Mortgage-Backed Securities...
54.8%
Asset-Backed Securities...
28.0
U.S. Government Sponsored Agency Securities...
17.2
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
43.1%
AA/Aa...
17.1
A...
1.7
BBB/Baa...
3.9
BB/Ba...
2.7
B...
1.3
CCC/Caa...
4.8
CC/Ca...
1.3
C...
0.8
D...
0.1
N/R...
23.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, Moody's Investors Service, Inc. or Fitch Ratings, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Securitized Income Fund

Investor C Shares | BMPCX

Semi-Annual Shareholder Report — October 31, 2025

BMPCX-10/25-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report.
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
October 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
Managed Account Series II
BlackRock Securitized Income Fund

Table of Contents
Page

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / Derivative Financial Instruments
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
October 31, 2025
BlackRock Securitized Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
522 Funding CLO Ltd., Series 2018-3A, Class
AR, (3-mo. CME Term SOFR at 1.04% Floor +
1.30%), 5.19%, 10/20/31
(a) (b)
........... USD 262 $ 262,439
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-HE3, Class M1, (1-mo. CME
Term SOFR at 0.93% Floor + 1.04%), 5.04%,
11/25/34
(a)
....................... 209 212,523
Affirm Asset Securitization Trust, Series 2025-X1,
Class B, 5.19%, 04/15/30
(b)
............ 400 401,116
Affirm Master Trust
(b)
Series 2025-1A, Class A, 4.99%, 02/15/33 .. 335 337,334
Series 2025-1A, Class B, 5.13%, 02/15/33 .. 100 100,234
Ajax Mortgage Loan Trust
(b)
Series 2020-C, Class C, 0.00%, 09/27/60 .. 4 2,358
Series 2021-E, Class B3, 3.70%, 12/25/60
(a)
. 378 211,657
Series 2021-E, Class XS, 0.00%, 12/25/60
(a)
4,655 157,050
Series 2021-F, Class A, 4.88%, 06/25/61
(c)
.. 1,404 1,402,598
Series 2021-F, Class B, 6.75%, 06/25/61
(c)
.. 355 352,992
Series 2021-F, Class C, 0.00%, 06/25/61 ... 520 509,183
Series 2021-G, Class A, 4.88%, 06/25/61
(a)
. 1,173 1,172,376
Series 2021-G, Class B, 6.75%, 06/25/61
(a)
. 264 300,325
Series 2021-G, Class C, 0.00%, 06/25/61 .. 458 462,978
AMSR Trust, Series 2023-SFR2, Class F1,
3.95%, 06/17/40
(b)
.................. 600 566,219
Anchorage Capital CLO 19 Ltd., Series 2021-
19A, Class A1R, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.25%, 10/15/38
(a) (b)
. 2,000 2,004,687
Apidos CLO XII, Series 2013-12A, Class BRR,
(3-mo. CME Term SOFR at 1.45% Floor +
1.45%), 5.35%, 04/15/31
(a) (b)
........... 1,200 1,199,936
Apidos CLO XXXII, Series 2019-32A, Class A1R,
(3-mo. CME Term SOFR at 1.10% Floor +
1.10%), 4.98%, 01/20/33
(a) (b)
........... 250 249,492
Arbor Realty Collateralized Loan Obligation Ltd.,
Series 2025-BTR1, Class A, (1-mo. CME
Term SOFR at 1.93% Floor + 1.93%), 5.93%,
01/20/41
(a) (b)
...................... 347 347,033
AREIT LLC, Series 2023-CRE8, Class A, (1-mo.
CME Term SOFR at 2.11% Floor + 2.11%),
6.14%, 08/17/41
(a) (b)
................. 489 489,231
AREIT Ltd., Series 2024-CRE9, Class A, (1-mo.
CME Term SOFR at 1.69% Floor + 1.69%),
5.72%, 05/17/41
(a) (b)
................. 264 264,273
AREIT Trust, Series 2022-CRE6, Class A, (SOFR
30 day Average at 1.25% Floor + 1.25%),
5.43%, 01/20/37
(a) (b)
................. 338 337,520
Bayview Financial Revolving Asset Trust, Series
2004-B, Class A1, (1-mo. CME Term SOFR at
1.00% Floor + 1.11%), 5.10%, 05/28/39
(a) (b)
. 1,375 1,136,086
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2006-HE8, Class 1A3, (1-mo. CME
Term SOFR at 0.52% Floor + 0.63%),
4.63%, 10/25/36 ................. 580 570,900
Series 2006-HE9, Class M1, (1-mo. CME
Term SOFR at 0.44% Floor + 0.55%),
4.54%, 11/25/36 ................. 582 594,100
Series 2007-HE2, Class 1A4, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
4.43%, 03/25/37 ................. 682 662,610
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.39%, 03/25/37 ................. 395 374,550
Benefit Street Partners CLO 43 Ltd., Series
2025-43A, Class A, (3-mo. CME Term SOFR
at 1.27% Floor + 1.27%), 5.19%, 10/20/38
(a) (b)
1,000 1,001,767
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO XXVII Ltd., Series
2022-27A, Class AR, (3-mo. CME Term SOFR
at 1.37% Floor + 1.37%), 5.25%, 10/20/37
(a) (b)
USD 1,000 $ 1,002,665
Birch Grove CLO 8 Ltd., Series 2024-8A, Class
A1, (3-mo. CME Term SOFR at 1.63% Floor +
1.63%), 5.51%, 04/20/37
(a) (b)
........... 2,000 2,007,743
BSPRT Issuer Ltd., Series 2022-FL8, Class A,
(SOFR 30 day Average at 1.50% Floor +
1.50%), 5.73%, 02/15/37
(a) (b)
........... 180 179,839
BXMT Ltd., Series 2025-FL5, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.67%, 10/18/42
(a) (b)
................. 1,124 1,119,039
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-2RA, Class A1, (3-mo. CME
Term SOFR at 0.00% Floor + 1.31%), 5.52%,
05/15/31
(a) (b)
...................... 75 75,036
Carrington Mortgage Loan Trust, Series 2007-
FRE1, Class M1, (1-mo. CME Term SOFR
at 0.50% Floor and 14.50% Cap + 0.61%),
4.61%, 02/25/37
(a)
.................. 1,958 1,640,523
CarVal CLO I Ltd., Series 2018-1A, Class AR,
(3-mo. CME Term SOFR at 1.23% Floor +
1.23%), 5.12%, 07/16/31
(a) (b)
........... 1,305 1,304,837
Cayuga Park CLO Ltd., Series 2020-1A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.26%, 07/17/34
(a) (b)
........... 1,500 1,500,521
Centex Home Equity Loan Trust, Series 2004-D,
Class MV1, (1-mo. CME Term SOFR at 0.93%
Floor + 1.04%), 5.04%, 09/25/34
(a)
....... 394 394,658
CFMT LLC
(a)(b)
Series 2024-HB13, Class M2, 3.00%,
05/25/34 ...................... 750 720,748
Series 2024-HB13, Class M3, 3.00%,
05/25/34 ...................... 1,200 1,139,542
College Avenue Student Loans LLC
(b)
Series 2021-B, Class C, 2.72%, 06/25/52 .. 542 501,603
Series 2021-C, Class C, 3.06%, 07/26/55 .. 115 108,493
Series 2023-A, Class A2, 5.33%, 05/25/55 .. 205 207,717
Compass Datacenters Issuer II LLC, Series
2025-2A, Class A1, 4.93%, 11/25/50
(b)
..... 206 206,000
Compass Datacenters Issuer III LLC, Series
2025-3A, Class A2, 5.29%, 07/25/50
(b)
..... 219 221,245
Countrywide Asset-Backed Certificates, Series
2002-BC3, Class M2, (1-mo. CME Term
SOFR at 1.73% Floor + 1.84%), 5.83%,
05/25/32
(a)
....................... 934 958,328
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%), 4.45%,
07/25/37
(a) (b)
...................... 1,303 871,895
Cross Mortgage Trust, Series 2025-CES1, Class
A1A, 5.30%, 11/25/60
(b) (c)
............. 283 283,246
CWABS Asset-Backed Certificates Trust
(a)
Series 2006-18, Class M1, (1-mo. CME Term
SOFR at 0.45% Floor + 0.56%), 4.56%,
03/25/37 ...................... 1,567 1,638,200
Series 2006-22, Class M1, (1-mo. CME Term
SOFR at 0.35% Floor + 0.46%), 4.45%,
05/25/47 ...................... 2,197 2,181,951
Series 2006-26, Class M1, (1-mo. CME Term
SOFR at 0.38% Floor + 0.49%), 4.48%,
06/25/37 ...................... 890 862,202
Series 2007-BC3, Class 1A, (1-mo. CME Term
SOFR at 0.36% Floor + 0.47%), 4.47%,
11/25/47 ...................... 540 514,203

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Securitized Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-6, Class 2A4, (1-mo. CME Term
SOFR at 0.90% Floor + 1.01%), 5.01%,
11/25/34
(a)
....................... USD 8 $ 7,678
DB Master Finance LLC, Series 2025-1A, Class
A2I, 4.89%, 08/20/55
(b)
............... 102 102,259
Dryden 55 CLO Ltd., Series 2018-55A, Class
A1, (3-mo. CME Term SOFR at 0.00% Floor +
1.28%), 5.19%, 04/15/31
(a) (b)
........... 249 249,501
EDvestinU Private Education Loan Issue
No. LLC, Series 2021-A, Class A, 1.80%,
11/25/45
(b)
....................... 248 232,130
Ford Credit Auto Owner Trust, Series 2025-1,
Class B, 5.01%, 08/15/37
(b) (c)
........... 232 236,969
Foundation Finance Trust
(b)
Series 2021-1A, Class A, 1.27%, 05/15/41 .. 443 421,150
Series 2024-1A, Class A, 5.50%, 12/15/49 .. 197 200,265
Series 2024-2A, Class B, 4.93%, 03/15/50 .. 760 760,545
Series 2025-1A, Class A, 4.95%, 04/15/50 .. 164 165,592
Series 2025-1A, Class D, 6.09%, 04/15/50 .. 210 208,544
Series 2025-2A, Class D, 5.68%, 04/15/52 .. 208 207,523
Series 2025-2A, Class E, 8.35%, 04/15/52 .. 300 301,369
Generate CLO 12 Ltd., Series 2023-12A, Class
AR, (3-mo. CME Term SOFR at 1.33% Floor +
1.33%), 5.61%, 07/20/38
(a) (b)
........... 2,000 2,004,767
Goldman Home Improvement Trust Issuer
Trust, Series 2022-GRN2, Class A, 6.80%,
10/25/52
(b)
....................... 175 178,812
GoodLeap Home Improvement Solutions Trust
(b)
Series 2024-1A, Class A, 5.35%, 10/20/46 .. 668 675,258
Series 2025-1A, Class A, 5.38%, 02/20/49 .. 517 523,282
Series 2025-1A, Class B, 6.27%, 02/20/49 .. 207 209,293
Series 2025-2A, Class A, 5.32%, 06/20/49 .. 425 429,332
Series 2025-2A, Class B, 5.98%, 06/20/49 .. 812 817,310
GreenSky Home Improvement Issuer Trust
(b)
Series 2024-1, Class B, 5.87%, 06/25/59 ... 292 297,679
Series 2024-2, Class A2, 5.25%, 10/27/59 .. 201 201,462
Series 2024-2, Class D, 6.43%, 10/27/59 ... 207 210,680
Series 2025-1A, Class A4, 5.22%, 03/25/60 . 71 71,752
Greystone CRE Notes 2025 LLC, Series 2025-
HC4, Class A, (1-mo. CME Term SOFR at
1.78% Floor + 1.78%), 5.93%, 10/15/42
(a) (b)
. 1,125 1,126,368
GSAA Home Equity Trust
Series 2006-5, Class 1A1, (1-mo. CME Term
SOFR at 0.36% Floor + 0.47%), 4.47%,
03/25/36
(a)
..................... 93 26,317
Series 2007-9, Class A2A, 6.50%, 10/25/37 . 822 458,767
GSAA Trust, Series 2007-3, Class 1A1A, (1-mo.
CME Term SOFR at 0.14% Floor + 0.25%),
4.25%, 03/25/47
(a)
.................. 1,870 988,365
Home Partners of America Trust, Series 2021-3,
Class F, 4.24%, 01/17/41
(b)
............ 1,798 1,661,501
Huntington Bank Auto Credit-Linked Notes,
Series 2025-2, Class B2, (SOFR 30 day
Average at 0.00% Floor + 1.20%), 5.38%,
09/20/33
(a) (b)
...................... 224 223,907
INCREF LLC, Series 2025-FL1, Class A, (1-mo.
CME Term SOFR at 1.73% Floor + 1.73%),
5.76%, 10/19/42
(a) (b)
................. 590 589,965
KREF Ltd., Series 2022-FL3, Class A, (1-mo.
CME Term SOFR at 1.45% Floor + 1.45%),
5.45%, 02/17/39
(a) (b)
................. 548 547,358
Legacy Mortgage Asset Trust, Series 2019-SL2,
Class A, 3.38%, 02/25/59
(a) (b)
........... 1,337 1,294,000
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Lendmark Funding Trust
(b)
Series 2021-2A, Class A, 2.00%, 04/20/32 .. USD 600 $ 577,328
Series 2024-2A, Class B, 4.86%, 02/21/34 .. 203 203,432
Series 2025-1A, Class A, 4.94%, 09/20/34 .. 149 150,574
Series 2025-1A, Class B, 5.33%, 09/20/34 .. 164 166,248
Series 2025-1A, Class C, 5.68%, 09/20/34 .. 110 111,516
Long Beach Mortgage Loan Trust
(a)
Series 2006-1, Class 2A4, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 4.71%,
02/25/36 ...................... 594 528,505
Series 2006-7, Class 2A3, (1-mo. CME Term
SOFR at 0.32% Floor + 0.43%), 4.43%,
08/25/36 ...................... 1,498 598,694
Madison Park Funding LXIII Ltd., Series 2023-
63A, Class A1R, (3-mo. CME Term SOFR at
1.40% Floor + 1.40%), 5.27%, 07/21/38
(a) (b)
. 2,000 2,004,056
Madison Park Funding LXV Ltd., Series 2025-
65A, Class A1, (3-mo. CME Term SOFR at
1.30% Floor + 1.30%), 5.62%, 07/16/38
(a) (b)
. 3,000 3,005,757
Madison Park Funding XL-R Ltd., Series 2025-
40RA, Class A, (3-mo. CME Term SOFR at
1.29% Floor + 1.29%), 5.25%, 10/16/38
(a) (b)
. 2,000 2,004,650
Mariner Finance Issuance Trust
(b)
Series 2021-AA, Class D, 3.83%, 03/20/36 . 381 367,674
Series 2021-BA, Class A, 2.10%, 11/20/36 .. 425 410,412
Series 2024-BA, Class D, 6.36%, 11/20/38 .. 210 215,192
Series 2025-AA, Class A, 4.98%, 05/20/38 .. 372 375,087
Series 2025-AA, Class C, 5.69%, 05/20/38 . 200 202,114
Series 2025-BA, Class A, 4.59%, 11/22/38 .. 100 100,108
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2024-FL14, Class A, (1-mo. CME
Term SOFR at 1.74% Floor + 1.74%), 5.77%,
03/19/39
(a) (b)
...................... 418 419,015
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1, Class A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.41%,
07/25/36
(a)
....................... 388 151,008
Mosaic Solar Loan Trust, Series 2019-2A, Class
A, 2.88%, 09/20/40
(b)
................ 32 28,094
Navient Education Loan Trust
(b)
Series 2025-A, Class B, 5.32%, 07/15/55 ... 205 206,869
Series 2025-A, Class D, 6.03%, 07/15/55 .. 850 855,402
Navient Private Education Loan Trust
(a)(b)
Series 2018-BA, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 0.83%), 4.87%,
12/15/59 ...................... 232 232,336
Series 2020-A, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 1.01%), 5.05%,
11/15/68 ...................... 283 282,105
Navient Private Education Refi Loan Trust
(b)
Series 2019-D, Class A2A, 3.01%, 12/15/59 . 129 125,483
Series 2020-CA, Class A2A, 2.15%, 11/15/68 340 327,527
Series 2020-IA, Class A1B, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 5.15%,
04/15/69
(a)
..................... 504 501,512
Series 2021-EA, Class A, 0.97%, 12/16/69 .. 726 652,600
Series 2021-EA, Class B, 2.03%, 12/16/69 . 760 553,281
Navient Refinance Loan Trust, Series 2025-C,
Class A, 4.80%, 10/15/55
(b)
............ 100 99,936
Navient Student Loan Trust
(b)
Series 2018-EA, Class A2, 4.00%, 12/15/59 . 272 271,938
Series 2018-EA, Class B, 4.44%, 12/15/59 . 280 275,589
Series 2019-BA, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 1.09%), 5.13%,
12/15/59
(a)
..................... 346 345,357

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Securitized Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2023-BA, Class A1A, 6.48%, 03/15/72 USD 88 $ 91,036
Nelnet Student Loan Trust
(b)
Series 2021-A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 1.14%), 5.18%,
04/20/62
(a)
..................... 880 876,787
Series 2021-A, Class B1, 2.85%, 04/20/62 .. 250 223,850
Series 2021-A, Class B2, 2.85%, 04/20/62 .. 165 147,741
Series 2021-A, Class C, 3.75%, 04/20/62 .. 170 151,521
Series 2021-BA, Class C, 3.57%, 04/20/62 . 170 150,838
Series 2021-CA, Class AFL, (1-mo. CME Term
SOFR at 0.00% Floor + 0.85%), 4.89%,
04/20/62
(a)
..................... 276 275,743
Series 2021-CA, Class B, 2.53%, 04/20/62 . 269 235,578
Series 2021-CA, Class D, 4.44%, 04/20/62 . 362 322,268
Series 2021-DA, Class B, 2.90%, 04/20/62 . 700 630,400
Series 2025-AA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.10%), 5.33%,
03/15/57
(a)
..................... 286 284,458
Series 2025-BA, Class A1B, (SOFR 30 day
Average at 1.35% Floor + 1.35%), 5.58%,
05/17/55
(a)
..................... 309 310,155
Series 2025-BA, Class B, 4.98%, 05/17/55 . 176 176,095
Series 2025-BA, Class C, 5.38%, 05/17/55 . 100 100,439
Series 2025-BA, Class D, 6.04%, 05/17/55 . 100 100,128
Series 2025-CA, Class A1B, (SOFR 30 day
Average at 1.35% Floor + 1.35%), 5.71%,
06/22/65
(a)
..................... 110 110,620
Series 2025-CA, Class D, 5.82%, 06/22/65 . 105 103,803
Neuberger Berman Loan Advisers CLO 30 Ltd.,
Series 2018-30A, Class A1R2, (3-mo. CME
Term SOFR at 1.24% Floor + 1.24%), 5.12%,
01/20/37
(a) (b)
...................... 2,000 2,003,225
New Residential Mortgage Loan Trust, Series
2022-SFR1, Class F, 4.44%, 02/17/39
(b)
.... 2,739 2,682,262
NYMT Trust, Series 2024-RR1, Class A, 7.37%,
05/25/64
(b) (c)
...................... 896 890,440
Octagon 66 Ltd., Series 2022-1A, Class A1R,
(3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 5.94%, 11/16/36
(a) (b)
........... 650 652,248
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class BR2, (3-mo. CME Term SOFR
at 0.00% Floor + 1.66%), 5.52%, 01/25/31
(a) (b)
573 573,059
OneMain Financial Issuance Trust
(b)
Series 2019-2A, Class C, 3.66%, 10/14/36 .. 300 291,151
Series 2020-2A, Class D, 3.45%, 09/14/35 .. 750 719,536
Series 2023-2A, Class C, 6.74%, 09/15/36 .. 100 103,154
Series 2023-2A, Class D, 7.52%, 09/15/36 .. 880 906,653
Series 2024-1A, Class B, 6.03%, 05/14/41 .. 200 211,013
Series 2025-1A, Class D, 5.79%, 07/14/38 .. 415 418,967
Option One Mortgage Loan Trust
(c)
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37 ...................... 851 740,825
Series 2007-FXD1, Class 3A4, 5.86%,
01/25/37 ...................... 578 566,983
Palmer Square CLO Ltd., Series 2022-1A, Class
A1R, (3-mo. CME Term SOFR at 1.25% Floor
+ 1.25%), 5.21%, 10/20/38
(a) (b)
.......... 2,000 2,002,999
PFS Financing Corp.
(b)
Series 2024-A, Class B, (SOFR 30 day
Average at 1.30% Floor + 1.30%), 5.53%,
01/15/28
(a)
..................... 320 320,311
Series 2025-B, Class B, 5.14%, 02/15/30 ... 484 489,046
Point Broadband Funding LLC, Series 2025-1A,
Class B, 5.73%, 07/20/55
(b)
............ 293 293,656
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Post CLO Ltd., Series 2024-1A, Class A1, (3-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.48%, 04/20/37
(a) (b)
................. USD 2,000 $ 2,006,766
Progress Residential Trust
(b)
Series 2021-SFR10, Class F, 4.61%, 12/17/40 1,253 1,233,082
Series 2021-SFR11, Class F, 4.42%, 01/17/39 2,000 1,941,032
Series 2022-SFR1, Class F, 4.88%, 02/17/41 2,500 2,433,032
Series 2022-SFR3, Class F, 6.60%, 04/17/39 1,000 1,002,122
Series 2023-SFR1, Class E1, 6.15%,
03/17/40 ...................... 925 924,928
QTS Issuer ABS II LLC, Series 2025-1A, Class
A2, 5.04%, 10/05/55
(b)
............... 212 211,863
RAAC Trust, Series 2006-SP3, Class M3, (1-mo.
CME Term SOFR at 1.35% Floor and 14.00%
Cap + 1.46%), 5.46%, 08/25/36
(a)
........ 1,144 1,189,146
RASC Trust, Series 2006-EMX9, Class 1A4,
(1-mo. CME Term SOFR at 0.24% Floor and
14.00% Cap + 0.35%), 4.59%, 11/25/36
(a)
.. 1,107 929,495
Regatta 31 Funding Ltd., Series 2025-1A, Class
A1, (3-mo. CME Term SOFR at 1.17% Floor +
1.17%), 5.03%, 03/25/38
(a) (b)
........... 1,400 1,399,566
Regional Management Issuance Trust
(b)
Series 2024-1, Class B, 6.45%, 07/15/36 ... 200 205,520
Series 2024-1, Class D, 7.46%, 07/15/36 ... 205 211,178
Series 2024-2, Class A, 5.11%, 12/15/33 ... 525 528,621
Series 2024-2, Class B, 5.49%, 12/15/33 ... 444 448,138
Series 2024-2, Class C, 5.74%, 12/15/33 ... 170 171,645
Series 2024-2, Class D, 6.33%, 12/15/33 ... 250 252,210
Series 2025-1, Class B, 5.53%, 04/17/34 ... 110 111,104
Series 2025-2, Class A, 4.59%, 11/16/37 ... 131 130,662
Republic Finance Issuance Trust
(b)
Series 2021-A, Class C, 3.53%, 12/22/31 .. 450 443,055
Series 2024-A, Class C, 7.28%, 08/20/32 .. 210 214,998
Series 2025-A, Class A, 4.59%, 11/20/34 ... 230 229,033
Retained Vantage Data Centers Issuer LLC,
Series 2025-1A, Class A2A, 5.09%,
08/15/50
(b)
....................... 156 156,655
Sandstone Peak III Ltd., Series 2024-1A, Class
A1, (3-mo. CME Term SOFR at 1.63% Floor +
1.63%), 5.49%, 04/25/37
(a) (b)
........... 2,000 2,007,425
Sculptor CLO XXIX Ltd., Series 29A, Class AR,
(3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.23%, 07/22/38
(a) (b)
........... 2,000 2,004,929
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR1, Class A2B, (1-mo. CME
Term SOFR at 0.54% Floor + 0.65%), 4.65%,
02/25/37
(a)
....................... 1,825 776,550
Sesac Finance LLC, Series 2025-1, Class A2,
5.50%, 07/25/55
(b)
.................. 160 159,578
Silver Point CLO 11 Ltd., Series 2025-11A, Class
A1, (3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.63%, 07/15/38
(a) (b)
........... 1,000 1,002,635
Silver Point CLO 12 Ltd., Series 2025-12A, Class
A1, (3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.29%, 10/15/38
(a) (b)
........... 2,000 2,005,089
Silver Point CLO 6 Ltd., Series 2024-6A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.30%, 10/15/37
(a) (b)
........... 1,000 1,001,989
Silver Point CLO 7 Ltd., Series 2024-7A, Class
A1, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.26%, 01/15/38
(a) (b)
........... 1,000 1,002,823
Sixth Street CLO XVIII Ltd., Series 2021-18A,
Class A1R, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 5.13%, 10/17/38
(a) (b)
...... 2,000 2,002,639

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Securitized Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
SLM Private Credit Student Loan Trust, Series
2004-B, Class A4, (3-mo. CME Term SOFR at
0.00% Floor + 0.69%), 4.73%, 09/15/33
(a)
.. USD 544 $ 537,239
SMB Private Education Loan Trust
(b)
Series 2017-B, Class B, 3.50%, 12/16/41 ... 445 436,503
Series 2018-A, Class A2A, 3.50%, 02/15/36 . 270 268,607
Series 2018-C, Class A2A, 3.63%, 11/15/35 . 225 223,986
Series 2019-B, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 1.11%), 5.15%,
06/15/37
(a)
..................... 259 259,062
Series 2019-B, Class B, 3.56%, 06/15/43 ... 406 388,946
Series 2020-B, Class B, 2.76%, 07/15/53 ... 250 227,643
Series 2021-A, Class A2A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.84%), 4.88%,
01/15/53
(a)
..................... 445 440,331
Series 2021-A, Class APL, (1-mo. CME Term
SOFR + 0.84%), 4.99%, 01/15/53
(a)
.... 270 267,026
Series 2021-A, Class B, 2.31%, 01/15/53 ... 120 117,254
Series 2021-A, Class C, 2.99%, 01/15/53 .. 111 98,547
Series 2021-C, Class B, 2.30%, 01/15/53 .. 96 94,005
Series 2023-B, Class A1B, (SOFR 30 day
Average at 1.80% Floor + 1.80%), 6.03%,
10/16/56
(a)
..................... 168 170,858
Series 2023-C, Class A1B, (SOFR 30 day
Average at 1.55% Floor + 1.55%), 5.75%,
11/15/52
(a)
..................... 117 118,253
Series 2024-A, Class B, 5.88%, 03/15/56 ... 800 822,635
SoFi Consumer Loan Program Trust
(b)
Series 2025-1, Class A, 4.80%, 02/27/34 ... 352 352,303
Series 2025-1, Class B, 5.12%, 02/27/34 ... 100 101,045
SoFi Professional Loan Program LLC, Series
2019-C, Class BFX, 3.05%, 11/16/48
(b)
.... 373 336,588
SoFi Professional Loan Program Trust, Series
2021-B, Class AFX, 1.14%, 02/15/47
(b)
.... 208 182,441
Sound Point CLO V-R Ltd., Series 2014-1RA,
Class A, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 5.30%, 07/18/31
(a) (b)
...... 86 86,385
Sounds Point CLO IV-R Ltd., Series 2013-3RA,
Class A, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 5.30%, 04/18/31
(a) (b)
...... 774 774,286
Stream Innovations Issuer Trust, Series 2025-1A,
Class A, 5.05%, 09/15/45
(b)
............ 82 82,284
Structured Asset Securities Corp. Mortgage Loan
Trust, Series 2007-MN1A, Class A1, (1-mo.
CME Term SOFR at 0.46% Floor + 0.57%),
4.57%, 01/25/37
(a) (b)
................. 1,040 600,382
Taco Bell Funding LLC, Series 2025-1A, Class
A2I, 4.82%, 08/25/55
(b)
............... 219 217,906
Upgrade Master Pass-Thru Trust
(b)
Series 2025-ST4, Class A, 5.50%, 08/16/32 . 90 90,166
Series 2025-ST5, Class B, 5.25%, 09/15/32 . 144 144,154
Series 2025-ST6, Class B, 5.10%, 10/15/32 . 211 210,768
Series 2025-ST7, Class A, 4.55%, 11/15/32 . 115 114,949
UPX HIL Issuer Trust, Series 2025-1, Class A,
5.16%, 01/25/47
(b)
.................. 199 199,187
Vista Point Securitization Trust, Series 2025-
CES3, Class A1, 5.30%, 11/25/55
(b) (c)
..... 790 790,037
Voya CLO Ltd., Series 2021-1A, Class AR,
(3-mo. CME Term SOFR at 1.00% Floor +
1.00%), 4.90%, 07/15/34
(a) (b)
........... 1,135 1,133,983
Warwick Capital CLO 7 Ltd., Series 2025-7A,
Class A1, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.25%, 10/21/38
(a) (b)
...... 2,000 2,004,773
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Washington Mutual Asset-Backed Certificates
Trust
(a)
Series 2007-HE1, Class 2A3, (1-mo. CME
Term SOFR at 0.41% Floor + 0.41%),
4.41%, 01/25/37 ................. USD 1,120 $ 508,190
Series 2007-HE2, Class 2A1, (1-mo. CME
Term SOFR at 0.20% Floor + 0.31%),
4.31%, 02/25/37 ................. 2,818 876,021
Series 2007-HE2, Class 2A3, (1-mo. CME
Term SOFR at 0.61% Floor + 0.61%),
4.61%, 04/25/37 ................. 1,263 458,003
Wireless PropCo Funding LLC, Series 2025-1A,
Class B, 4.30%, 06/25/55
(b)
............ 448 428,527
Total Asset-Backed Securities — 28 .1%
(Cost: $ 125,960,958 ) .............................. 127,960,669
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 21.3%
ACRA Trust
(a)(b)
Series 2024-NQM1, Class B1, 8.12%,
10/25/64 ...................... 1,000 1,022,024
Series 2024-NQM1, Class M1B, 7.19%,
10/25/64 ...................... 1,000 1,013,956
Alternative Loan Trust
Series 2005-54CB, Class 3A1, 5.13%,
11/25/35 ...................... 1,058 533,145
Series 2005-55CW, Class 2A3, (1-mo. CME
Term SOFR at 0.35% Floor and 7.50%
Cap + 0.46%), 4.46%, 11/25/35
(a)
...... 546 392,724
Series 2005-79CB, Class A1, (1-mo. CME
Term SOFR at 0.55% Floor and 5.50%
Cap + 0.66%), 4.66%, 01/25/36
(a)
...... 1,695 804,472
Series 2006-45T1, Class 2A7, (1-mo. CME
Term SOFR at 0.34% Floor and 7.00%
Cap + 0.45%), 4.45%, 02/25/37
(a)
...... 1,500 589,140
Series 2006-6CB, Class 2A10, 6.00%,
05/25/36 ...................... 1,937 716,641
Series 2006-9T1, Class A4, 5.75%, 05/25/36 1,680 629,731
Series 2006-J4, Class 2A1, 6.00%, 07/25/36 1,519 856,666
Series 2007-19, Class 1A34, 6.00%, 08/25/37 738 343,197
American Home Mortgage Assets Trust, Series
2006-3, Class 2A11, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT at
0.94% Floor + 0.94%), 5.05%, 10/25/46
(a)
.. 1,179 781,384
Angel Oak Mortgage Trust
(a)(b)
Series 2021-5, Class A1, 0.95%, 07/25/66 .. 2,141 1,872,415
Series 2025-11, Class A1, 4.97%, 10/25/70 . 920 917,145
Banc of America Mortgage Trust, Series 2005-I,
Class 2A5, 4.49%, 10/25/35
(a)
.......... 58 54,521
Barclays Mortgage Loan Trust, Series 2025-
NQM3, Class A1, 5.64%, 05/25/65
(b) (c)
..... 707 710,600
Barclays Mortgage Trust
(b)
Series 2021-NPL1, Class A, 5.00%,
11/25/51
(c)
..................... 1,110 1,109,528
Series 2021-NPL1, Class B, 7.63%,
11/25/51
(c)
..................... 182 181,992
Series 2021-NPL1, Class C, 0.00%, 11/25/51 365 497,821
BCAP LLC Trust, Series 2012-RR3, Class 3A8,
3.89%, 07/26/37
(a) (b)
................. 1,136 1,029,169
Bear Stearns ALT-A Trust, Series 2007-1, Class
1A1, (1-mo. CME Term SOFR at 0.32% Floor
and 11.50% Cap + 0.43%), 4.43%, 01/25/47
(a)
495 432,481

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Securitized Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
BRAVO Residential Funding Trust
(b)
Series 2023-NQM6, Class B1, 7.98%,
09/25/63
(a)
..................... USD 500 $ 504,064
Series 2025-NQM2, Class B1, 7.31%,
11/25/64
(a)
..................... 500 508,614
Series 2025-NQM2, Class B2, 7.31%,
11/25/64
(a)
..................... 500 496,589
Series 2025-NQM6, Class A1, 5.33%,
06/25/65
(c)
..................... 702 704,506
Series 2025-NQM7, Class A1, 5.46%,
07/25/65
(c)
..................... 580 584,083
CFMT LLC
(a)(b)
Series 2024-HB14, Class M2, 3.00%,
06/25/34 ...................... 236 226,572
Series 2024-HB14, Class M3, 3.00%,
06/25/34 ...................... 459 437,480
Chase Mortgage Finance Trust
Series 2006-S2, Class 1A16, 6.25%, 10/25/36 1,127 410,642
Series 2007-S2, Class 1A9, 6.00%, 03/25/37 1,689 891,229
Series 2007-S6, Class 1A1, 6.00%, 12/25/37 2,877 1,139,056
ChaseFlex Trust, Series 2007-1, Class 2A7,
6.00%, 02/25/37 ................... 1,875 623,701
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35 17 17,230
Series 2006-17, Class A6, 6.00%, 12/25/36 . 1,002 440,458
Series 2006-21, Class A11, 5.75%, 02/25/37 1,155 483,269
Series 2006-OA4, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.96% Floor + 0.96%), 5.07%,
04/25/46
(a)
..................... 1,242 342,311
Series 2007-8, Class 1A4, 6.00%, 01/25/38 . 321 132,213
CIM Trust
(b)
Series 2019-J2, Class B6, 3.76%, 10/25/49
(a)
1,825 970,515
Series 2025-I1, Class B1B, 7.54%, 10/25/69
(a)
1,000 1,017,737
Series 2025-NR1, Class A1, 5.00%,
06/25/64
(c)
..................... 870 856,669
Citigroup Mortgage Loan Trust
(a)
Series 2004-UST1, Class A4, 6.53%,
08/25/34 ...................... 220 207,653
Series 2007-6, Class 1A2A, 4.06%, 03/25/37 1,246 900,707
Series 2015-A, Class B4, 4.50%, 06/25/58
(b)
. 735 692,244
CitiMortgage Alternative Loan Trust, Series 2007-
A5, Class 1A6, 6.00%, 05/25/37 ......... 418 386,294
COLT Mortgage Loan Trust
(b)
Series 2022-3, Class B2, 4.19%, 02/25/67
(a)
. 1,631 1,389,258
Series 2024-INV4, Class B1, 7.21%,
05/25/69
(a)
..................... 500 506,138
Series 2025-6, Class A1, 5.53%, 08/25/70
(c)
. 740 745,526
Series 2025-7, Class A1, 5.47%, 06/25/70
(c)
. 382 385,034
Series 2025-8, Class A1, 5.48%, 08/25/70
(c)
. 567 572,337
Series 2025-INV2, Class B1, 7.11%,
02/25/70
(a)
..................... 369 371,445
Cross Mortgage Trust
(b)
Series 2025-H1, Class B1A, 6.83%,
02/25/70
(a)
..................... 253 255,962
Series 2025-H2, Class B1B, 7.66%,
03/25/70
(a)
..................... 400 401,902
Series 2025-H8, Class A1A, 5.00%,
11/25/70
(c)
..................... 1,000 1,000,984
CSMC Trust
(b)
Series 2010-6R, Class 2A6B, 6.25%,
07/26/37 ...................... 465 483,978
Series 2015-6R, Class 5A2, (1-mo. CME Term
SOFR at 0.18% Floor + 0.29%), 4.29%,
03/27/36
(a)
..................... 1,255 995,419
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(a)
..................... USD 810 $ 807,063
Deutsche Mortgage Securities, Inc., Series 2006-
PR1, Class CWA1, 6.00%, 06/25/35
(a) (b)
.... 1,816 901,285
EFMT
(b)
Series 2025-NQM3, Class A1, 5.49%,
08/25/70
(c)
..................... 738 743,510
Series 2025-NQM5, Class A1, 5.03%,
11/25/70
(a)
..................... 1,263 1,262,512
Ellington Financial Mortgage Trust
(a)(b)
Series 2023-1, Class B1, 6.69%, 02/25/68 .. 1,000 996,170
Series 2025-INV1, Class B1, 7.18%, 03/25/70 265 267,111
Gaea Mortgage Loan Trust, Series 2025-A, Class
A, 6.75%, 02/25/30
(a) (b)
............... 858 835,844
GCAT Trust
(b)
Series 2022-NQM2, Class M1, 4.20%,
02/25/67
(a)
..................... 1,000 851,775
Series 2025-NQM3, Class A1, 0.00%,
05/25/70
(c)
..................... 711 716,713
Series 2025-NQM4, Class A1, 0.00%,
06/25/70
(c)
..................... 725 731,350
GS Mortgage-Backed Securities Trust
(b)
Series 2025-DSC2, Class A1, 5.04%,
01/25/66
(c)
..................... 713 712,931
Series 2025-NQM2, Class A1, 5.65%,
06/25/65
(a)
..................... 444 447,094
Series 2025-NQM5, Class A1, 5.01%,
07/25/65
(c)
..................... 547 546,972
Series 2025-RPL3, Class A1, 4.10%,
07/25/65
(c)
..................... 732 713,710
GSMPS Mortgage Loan Trust, Series 2005-RP2,
Class 1AF, (1-mo. CME Term SOFR at 0.35%
Floor + 0.46%), 4.46%, 03/25/35
(a) (b)
...... 681 640,916
GSR Mortgage Loan Trust, Series 2006-9F,
Class 3A1, 6.25%, 10/25/36 ........... 479 445,649
HOMES Trust, Series 2025-NQM1, Class B1,
7.27%, 01/25/70
(a) (b)
................. 393 395,869
Homeward Opportunities Fund I Trust
(a)(b)
Series 2020-2, Class B1, 5.45%, 05/25/65 .. 2,985 2,985,640
Series 2020-2, Class M1, 3.90%, 05/25/65 .. 2,625 2,552,567
Impac Secured Assets Trust
(a)
Series 2006-1, Class 1A2B, (1-mo. CME Term
SOFR at 0.40% Floor and 11.50% Cap +
0.51%), 4.51%, 05/25/36 ........... 333 279,499
Series 2006-3, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor + 0.45%), 4.45%,
11/25/36 ...................... 719 663,825
Imperial Fund Mortgage Trust, Series 2022-
NQM3, Class A3, 4.41%, 05/25/67
(a) (b)
..... 1,130 1,011,957
IndyMac IMSC Mortgage Loan Trust, Series
2007-F2, Class 1A4, 6.00%, 07/25/37 ..... 721 501,663
IndyMac INDX Mortgage Loan Trust
(a)
Series 2005-AR23, Class 6A1, 3.95%,
11/25/35 ...................... 658 622,962
Series 2005-AR31, Class 2A1, 4.82%,
01/25/36 ...................... 969 961,419
Series 2006-AR15, Class A1, (1-mo. CME
Term SOFR at 0.24% Floor + 0.35%),
4.35%, 07/25/36 ................. 499 496,771
J.P. Morgan Mortgage Trust
(a)(b)
Series 2019-9, Class B6, 3.59%, 05/25/50 .. 2,330 1,289,203
Series 2021-INV5, Class B6, 3.07%, 12/25/51 1,443 752,664
Series 2022-LTV1, Class M1, 3.52%, 07/25/52 600 403,508
Series 2024-VIS1, Class B2, 8.07%, 07/25/64 532 536,284
Series 2025-NQM3, Class A1, 5.50%,
11/25/65 ...................... 724 728,171

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Securitized Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-VIS2, Class A1, 5.38%, 12/25/55 USD 737 $ 741,381
Lehman XS Trust, Series 2007-16N, Class AF2,
(1-mo. CME Term SOFR at 1.90% Floor +
2.01%), 6.01%, 09/25/47
(a)
............ 776 1,092,766
MCM Trust
(d)
Series 2018-NPL2,  2.50%, 09/25/31 ..... 572 549,052
Series 2021-VFN1,  2.50%, 09/25/31 ..... 490 359,196
MFA Trust
(b)
Series 2022-NQM1, Class M1, 4.26%,
12/25/66
(a)
..................... 500 448,875
Series 2024-NPL1, Class A1, 6.33%,
09/25/54
(c)
..................... 1,299 1,300,361
Series 2025-NQM3, Class A1, 5.26%,
08/25/70
(c)
..................... 732 733,550
Series 2025-NQM3, Class M1, 6.13%,
08/25/70
(a)
..................... 237 238,362
Morgan Stanley Residential Mortgage Loan
Trust
(b)
Series 2025-DSC2, Class A1, 5.44%,
07/25/70
(c)
..................... 738 742,114
Series 2025-NQM1, Class B1A, 6.94%,
11/25/69
(a)
..................... 323 326,498
Series 2025-NQM5, Class A1, 5.44%,
07/25/70
(a)
..................... 722 725,504
NCMF Trust,   8.72%, 06/10/33
(a) (b)
......... 206 209,784
New Residential Mortgage Loan Trust
(a)(b)
Series 2020-RPL1, Class B3, 3.83%, 11/25/59 2,500 1,988,768
Series 2025-NQM1, Class B1, 6.92%,
01/25/65 ...................... 789 797,023
Series 2025-NQM1, Class B2, 7.03%,
01/25/65 ...................... 394 382,994
Series 2025-NQM3, Class A1, 5.53%,
05/25/65 ...................... 906 914,707
Series 2025-NQM4, Class A1, 5.35%,
07/25/65 ...................... 720 724,426
NYMT Loan Trust, Series 2025-CP1, Class A1,
3.75%, 11/25/69
(a) (b)
................. 726 697,066
RALI Trust
(a)
Series 2007-QH5, Class AII, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
4.57%, 06/25/37 ................. 877 389,586
Series 2007-QO2, Class A1, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
4.26%, 02/25/47 ................. 1,162 350,215
Series 2007-QS1, Class 1A5, (1-mo. CME
Term SOFR at 0.55% Floor and 6.00%
Cap + 0.66%), 4.66%, 01/25/37 ....... 820 610,687
Reperforming Loan REMIC Trust, Series 2005-
R3, Class AF, (1-mo. CME Term SOFR at
0.40% Floor and 9.50% Cap + 0.51%), 4.51%,
09/25/35
(a) (b)
...................... 93 75,031
Residential Asset Securitization Trust
(a)
Series 2006-A7CB, Class 2A2, (1-mo. CME
Term SOFR at 0.55% Floor and 6.50%
Cap + 0.66%), 4.66%, 07/25/36 ....... 2,609 455,449
Series 2006-A7CB, Class 2A5, (1-mo. CME
Term SOFR at 0.25% Floor and 7.00%
Cap + 0.36%), 4.36%, 07/25/36 ....... 571 91,105
Series 2006-A7CB, Class 2A6, (1-mo. CME
Term SOFR at 0.00% Floor and 54.00%
Cap + 53.08%), 21.16%, 07/25/36 ..... 459 429,004
Residential Mortgage Loan Trust
(a)(b)
Series 2019-2, Class B2, 6.04%, 05/25/59 .. 1,000 994,418
Series 2019-3, Class B2, 5.66%, 09/25/59 .. 1,000 1,002,509
Series 2021-1R, Class A1, 0.86%, 01/25/65 . 134 129,376
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
RFMSI Trust
(a)
Series 2005-SA3, Class 1A, 4.21%, 08/25/35 USD 1,400 $ 549,123
Series 2006-SA2, Class 2A1, 5.55%, 08/25/36 88 61,382
RMF Buyout Issuance Trust, Series 2021-HB1,
Class M6, 6.00%, 11/25/31
(a) (b)
.......... 1,012 916,762
Saluda Grade Alternative Mortgage Trust, Series
2024-RTL4, Class A1, 7.50%, 02/25/30
(b) (c)
.. 348 349,730
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM3, Class A1, 5.60%,
05/25/65
(b) (c)
...................... 623 627,925
Seasoned Loans Structured Transaction Trust
(a)(b)
Series 2020-2, Class M1, 4.75%, 09/25/60 .. 1,199 1,190,134
Series 2020-3, Class M1, 4.75%, 04/26/60 .. 968 958,363
Spruce Hill Mortgage Loan Trust
(b)
Series 2020-SH2, Class B1, 5.00%,
06/25/55
(a)
..................... 2,216 2,180,359
Series 2022-SH1, Class A1A, 4.10%,
07/25/57
(c)
..................... 1,049 1,042,545
Verus Securitization Trust
(b)
Series 2023-2, Class B1, 7.44%, 03/25/68
(a)
. 500 501,931
Series 2023-4, Class B1, 8.06%, 05/25/68
(a)
. 500 501,794
Series 2023-INV1, Class M1, 7.47%,
02/25/68
(a)
..................... 1,200 1,200,649
Series 2024-2, Class B2, 8.68%, 02/25/69
(a)
. 500 507,145
Series 2025-2, Class B1, 6.97%, 03/25/70 .. 500 503,190
Washington Mutual Mortgage Pass-Through
Certificates Trust
Series 2005-11, Class A7, 5.75%, 01/25/36 . 1,002 859,723
Series 2005-9, Class 5A1, 5.50%, 11/25/35 . 912 749,729
Series 2006-2, Class 2CB, 6.50%, 03/25/36 . 665 458,377
Series 2006-2, Class 3CB, 6.00%, 03/25/36 . 942 745,178
Series 2006-6, Class 3CB1, 7.00%, 08/25/36 2,559 1,026,375
Series 2006-AR8, Class 2A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.85% Floor + 0.85%), 4.96%,
10/25/46
(a)
..................... 97 85,653
Series 2007-5, Class A3, 7.00%, 06/25/37 .. 185 154,367
Series 2007-OA1, Class A1A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 0.70% Floor + 0.70%),
4.81%, 02/25/47
(a)
................ 578 541,879
Series 2007-OA5, Class 2A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.25% Floor + 0.80%), 4.91%,
06/25/47
(a)
..................... 1,334 1,128,482
Wells Fargo Alternative Loan Trust, Series 2007-
PA1, Class A1, (1-mo. CME Term SOFR at
0.32% Floor and 7.00% Cap + 0.43%), 4.43%,
03/25/37
(a)
....................... 1,156 968,205
Western Alliance Bank
(a)(b)
Series 2021-CL2, Class M1, (SOFR 30 day
Average at 0.00% Floor + 3.15%), 7.33%,
07/25/59 ...................... 413 430,297
Series 2021-CL2, Class M2, (SOFR 30 day
Average at 0.00% Floor + 3.70%), 7.88%,
07/25/59 ...................... 591 616,529
96,728,811
Commercial Mortgage-Backed Securities — 33.2%
1211 Avenue of the Americas Trust, Series 2015-
1211, Class A1A2, 3.90%, 08/10/35
(b)
..... 370 355,663
1301 Trust, Series 2025-1301, Class F, 8.10%,
08/11/42
(a) (b)
...................... 419 423,203

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Securitized Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
1345T
(a)(b)
Series 2025-AOA, Class A, (1-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.63%,
06/15/42 ...................... USD 1,595 $ 1,597,991
Series 2025-AOA, Class E, (1-mo. CME Term
SOFR at 4.50% Floor + 4.50%), 8.53%,
06/15/42 ...................... 775 781,060
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
2.37% Floor + 2.42%), 6.50%, 09/15/34
(a) (b)
. 237 231,075
ALA Trust, Series 2025-OANA, Class A, (1-mo.
CME Term SOFR at 1.74% Floor + 1.74%),
5.78%, 06/15/40
(a) (b)
................. 671 673,516
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class E, 1.75%, 05/15/53
(b)
750 607,145
ARES Commercial Mortgage Trust, Series 2024-
IND, Class A, (1-mo. CME Term SOFR at
1.69% Floor + 1.69%), 5.72%, 07/15/41
(a) (b)
. 1,090 1,092,044
ARES1, Series 2024-IND2, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%), 5.48%,
10/15/34
(a) (b)
...................... 740 740,463
Ashford Hospitality Trust
(a)(b)
Series 2018-ASHF, Class D, (1-mo. CME
Term SOFR at 2.23% Floor + 2.27%),
6.31%, 04/15/35 ................. 280 276,325
Series 2018-ASHF, Class E, (1-mo. CME
Term SOFR at 3.23% Floor + 3.27%),
7.31%, 04/15/35 ................. 229 225,926
Atrium Hotel Portfolio Trust
(a)(b)
Series 2024-ATRM, Class A, 5.41%, 11/10/29 440 448,011
Series 2024-ATRM, Class E, 9.21%, 11/10/29 365 374,650
Series 2025-ATRM, Class A, (1-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.68%, 08/15/42 ................. 774 775,664
Series 2025-ATRM, Class F, (1-mo. CME
Term SOFR at 5.50% Floor + 5.50%),
9.53%, 08/15/42 ................. 210 210,078
Series 2025-ATRM, Class G, (1-mo. CME
Term SOFR at 6.75% Floor + 6.75%),
10.78%, 08/15/42 ................ 186 186,066
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 5.97%, 12/10/41 420 434,418
Series 2024-MAR, Class C, 7.52%, 12/10/41 525 547,180
BAMLL Commercial Mortgage Securities Trust,
Series 2025-NASH, Class A, (1-mo. CME
Term SOFR at 1.80% Floor + 1.80%), 5.83%,
09/15/40
(a) (b)
...................... 771 771,482
BAMLL Trust
(a)(b)
Series 2024-BHP, Class A, (1-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.38%,
08/15/39 ...................... 205 205,387
Series 2025-ASHF, Class A, (1-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.88%,
02/15/42 ...................... 450 450,563
BANK
Series 2017-BNK8, Class ASB, 3.31%,
11/15/50 ...................... 68 67,677
Series 2021-BN33, Class A3, 2.02%, 05/15/64 235 216,423
Series 2021-BN35, Class A5, 2.29%, 06/15/64 730 646,738
Series 2025-BNK50, Class A5, 5.65%,
05/15/68
(a)
..................... 145 154,059
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.83%, 05/15/35
(a) (b)
........... 829 830,444
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Bayview Commercial Asset Trust
(a)(b)
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.56%,
10/25/36 ...................... USD 427 $ 412,119
Series 2006-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.46%), 4.45%,
12/25/36 ...................... 421 408,258
BBCMS Mortgage Trust
Series 2018-TALL, Class A, (1-mo. CME Term
SOFR at 0.87% Floor + 0.92%), 4.95%,
03/15/37
(a) (b)
.................... 421 396,792
Series 2018-TALL, Class B, (1-mo. CME Term
SOFR at 1.12% Floor + 1.17%), 5.20%,
03/15/37
(a) (b)
.................... 150 138,750
Series 2020-C7, Class A5, 2.04%, 04/15/53 . 1,950 1,745,527
Series 2022-C18, Class ASB, 5.95%,
12/15/55
(a)
..................... 650 687,878
Series 2025-5C37, Class B, 5.78%,
09/15/58
(a)
..................... 500 511,455
Benchmark Mortgage Trust
Series 2018-B3, Class A4, 3.76%, 04/10/51 . —
(e)
2
Series 2018-B4, Class ASB, 4.06%,
07/15/51
(a)
..................... 55 54,458
Series 2018-B5, Class A4, 4.21%, 07/15/51 . 550 546,920
BFLD Commercial Mortgage Trust
(a)(b)
Series 2024-UNIV, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.52%,
11/15/41 ...................... 260 260,163
Series 2024-UNIV, Class E, (1-mo. CME Term
SOFR at 3.64% Floor + 3.64%), 7.67%,
11/15/41 ...................... 210 210,453
Series 2025-5MW, Class A, 4.67%, 10/10/42 1,125 1,124,183
Series 2025-5MW, Class F, 9.83%, 10/10/42 550 547,793
Series 2025-660F, Class A, (1-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.46%,
11/15/42 ...................... 1,687 1,689,109
Series 2025-660F, Class D, (1-mo. CME Term
SOFR at 2.75% Floor + 2.75%), 6.71%,
11/15/42 ...................... 260 260,487
BFLD Mortgage Trust
(a)(b)
Series 2024-VICT, Class A, (1-mo. CME Term
SOFR at 1.89% Floor + 1.89%), 5.92%,
07/15/41 ...................... 650 652,234
Series 2024-WRHS, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
5.52%, 08/15/26 ................. 955 954,807
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
7.85%, 10/15/35
(a) (b)
................. 120 1,499
BHMS Commercial Mortgage Trust, Series 2025-
ATLS, Class A, (1-mo. CME Term SOFR at
1.85% Floor + 1.85%), 5.88%, 08/15/42
(a) (b)
. 666 667,665
BMP
(a)(b)
Series 2024-MF23, Class A, (1-mo. CME Term
SOFR at 1.37% Floor + 1.37%), 5.40%,
06/15/41 ...................... 1,055 1,055,660
Series 2024-MF23, Class E, (1-mo. CME
Term SOFR at 3.39% Floor + 3.39%),
7.42%, 06/15/41 ................. 150 149,815
BOCA Commercial Mortgage Trust, Series 2024-
BOCA, Class A, (1-mo. CME Term SOFR at
1.92% Floor + 1.92%), 5.95%, 08/15/41
(a) (b)
. 800 802,500
BPR Commercial Mortgage Trust
(a)(b)
Series 2024-PARK, Class D, 7.00%, 11/05/39 231 237,170
Series 2025-STAR, Class A, 5.11%, 11/05/42 860 861,766
Series 2025-STAR, Class B, 5.56%, 11/05/42 870 871,752

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Securitized Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2025-STAR, Class C, 6.06%, 11/05/42 USD 800 $ 801,576
BPR Mortgage Trust, Series 2025-ALDR, Class
A, 5.67%, 06/05/42
(b)
................ 618 636,505
BPR Trust
(a)(b)
Series 2021-TY, Class A, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%), 5.20%,
09/15/38 ...................... 1,000 999,531
Series 2021-TY, Class E, (1-mo. CME Term
SOFR at 3.60% Floor + 3.71%), 7.75%,
09/15/38 ...................... 750 741,603
Series 2022-SSP, Class A, (1-mo. CME Term
SOFR at 3.00% Floor + 3.00%), 7.03%,
05/15/39 ...................... 370 370,000
BRES Commercial Mortgage Trust, Series
2025-ATCAP, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.49%,
11/15/42
(a) (b)
...................... 789 786,996
BSTN Commercial Mortgage Trust
(a)(b)
Series 2025-1C, Class A, 5.37%, 06/15/44 .. 365 376,357
Series 2025-HUB, Class A, 5.06%, 04/13/41 490 493,040
BWAY Mortgage Trust, Series 2013-1515, Class
F, 3.93%, 03/10/33
(a) (b)
............... 150 125,032
BWAY Trust, Series 2025-1535, Class A, 6.31%,
05/05/42
(a) (b)
...................... 293 303,646
BX Commercial Mortgage Trust
(b)
Series 2020-VIV3, Class B, 3.54%, 03/09/44
(a)
683 643,033
Series 2020-VIV4, Class A, 2.84%, 03/09/44 1,370 1,268,167
Series 2021-VOLT, Class A, (1-mo. CME Term
SOFR at 0.70% Floor + 0.81%), 4.85%,
09/15/36
(a)
..................... 857 856,884
Series 2022-CSMO, Class B, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
7.17%, 06/15/27
(a)
................ 185 186,388
Series 2022-CSMO, Class C, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
7.92%, 06/15/27
(a)
................ 260 262,275
Series 2022-LP2, Class B, (1-mo. CME Term
SOFR at 1.31% Floor + 1.31%), 5.34%,
02/15/39
(a)
..................... 1,085 1,083,651
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 5.79%,
12/09/40
(a)
..................... 1,553 1,554,479
Series 2024-AIR2, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.53%,
10/15/41
(a)
..................... 1,410 1,411,757
Series 2024-AIR2, Class B, (1-mo. CME Term
SOFR at 1.79% Floor + 1.79%), 5.82%,
10/15/41
(a)
..................... 480 480,190
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.72%,
08/15/39
(a)
..................... 1,381 1,382,614
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
6.91%, 10/15/41
(a)
................ 280 280,700
Series 2024-BRBK, Class B, (1-mo. CME
Term SOFR at 3.93% Floor + 3.93%),
7.96%, 10/15/41
(a)
................ 125 125,065
Series 2024-KING, Class A, (1-mo. CME Term
SOFR at 1.54% Floor + 1.54%), 5.57%,
05/15/34
(a)
..................... 385 385,173
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.67%, 05/15/41
(a)
................ 312 311,965
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.47%,
02/15/39
(a)
..................... 868 868,288
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-MF, Class E, (1-mo. CME Term
SOFR at 3.74% Floor + 3.74%), 7.77%,
02/15/39
(a)
..................... USD 251 $ 251,896
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.57%, 06/15/37
(a)
................ 740 740,364
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.47%,
02/15/39
(a)
..................... 849 850,198
Series 2024-XL4, Class D, (1-mo. CME Term
SOFR at 3.14% Floor + 3.14%), 7.17%,
02/15/39
(a)
..................... 238 238,245
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.42%,
03/15/41
(a)
..................... 641 641,505
Series 2025-BCAT, Class A, (1-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.41%,
08/15/42
(a)
..................... 1,552 1,553,389
BX Trust
(b)
Series 2019-OC11, Class A, 3.20%, 12/09/41 826 781,783
Series 2019-OC11, Class E, 3.94%,
12/09/41
(a)
..................... 71 65,211
Series 2021-ARIA, Class G, (1-mo. CME Term
SOFR at 3.14% Floor + 3.26%), 7.29%,
10/15/36
(a)
..................... 128 127,841
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
4.95%, 02/15/36
(a)
................ 705 704,585
Series 2021-VIEW, Class D, (1-mo. CME
Term SOFR at 2.90% Floor + 3.01%),
7.05%, 06/15/36
(a)
................ 275 274,818
Series 2021-VIEW, Class F, (1-mo. CME Term
SOFR at 3.93% Floor + 4.04%), 8.08%,
06/15/36
(a)
..................... 350 348,411
Series 2022-IND, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.52%,
04/15/37
(a)
..................... 68 67,983
Series 2022-VAMF, Class F, (1-mo. CME Term
SOFR at 3.30% Floor + 3.30%), 7.33%,
01/15/39
(a)
..................... 450 447,022
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
6.72%, 05/15/38
(a)
................ 760 760,475
Series 2023-DELC, Class B, (1-mo. CME
Term SOFR at 3.34% Floor + 3.34%),
7.37%, 05/15/38
(a)
................ 440 441,100
Series 2024-BIO, Class A, (1-mo. CME Term
SOFR + 1.64%), 5.67%, 02/15/41
(a)
.... 735 733,622
Series 2024-CNYN, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.47%, 04/15/41
(a)
................ 743 743,019
Series 2024-CNYN, Class E, (1-mo. CME
Term SOFR at 3.69% Floor + 3.69%),
7.72%, 04/15/41
(a)
................ 219 218,420
Series 2024-PAT, Class B, (1-mo. CME Term
SOFR at 3.04% Floor + 3.04%), 7.07%,
03/15/41
(a)
..................... 315 314,902
Series 2024-PAT, Class C, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.47%,
03/15/41
(a)
..................... 438 439,619
Series 2024-PAT, Class D, (1-mo. CME Term
SOFR at 5.39% Floor + 5.39%), 9.42%,
03/15/41
(a)
..................... 146 146,959
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.52%,
06/15/41
(a)
..................... 809 808,999

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Securitized Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-VLT4, Class F, (1-mo. CME Term
SOFR at 3.94% Floor + 3.94%), 7.97%,
06/15/41
(a)
..................... USD 190 $ 190,229
Series 2025-OMG, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.50%,
10/15/27
(a)
..................... 544 544,340
Series 2025-ROIC, Class E, (1-mo. CME Term
SOFR at 2.94% Floor + 2.94%), 6.97%,
03/15/30
(a)
..................... 241 239,553
Series 2025-TAIL, Class E, (1-mo. CME Term
SOFR at 3.30% Floor + 3.30%), 7.33%,
06/15/35
(a)
..................... 142 141,902
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.48%,
03/15/42
(a)
..................... 1,565 1,564,511
BXP Trust, Series 2021-601L, Class D, 2.78%,
01/15/44
(a) (b)
...................... 540 435,817
Cali, Series 2024-SUN, Class A, (1-mo. CME
Term SOFR at 1.89% Floor + 1.89%), 5.97%,
07/15/41
(a) (b)
...................... 340 340,425
CFCRE Commercial Mortgage Trust, Series
2016-C7, Class A3, 3.84%, 12/10/54 ...... 600 594,200
CFK Trust
(b)
Series 2019-FAX, Class D, 4.64%, 01/15/39
(a)
672 647,327
Series 2020-MF2, Class B, 2.79%, 03/15/39 336 313,755
CIP Commercial Mortgage Trust
(a)(b)
Series 2025-SBAY, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.50%,
10/15/37 ...................... 3,676 3,679,446
Series 2025-SBAY, Class D, (1-mo. CME
Term SOFR at 2.30% Floor + 2.30%),
6.40%, 10/15/37 ................. 1,709 1,710,602
Series 2025-SBAY, Class E, (1-mo. CME Term
SOFR at 3.75% Floor + 3.75%), 7.85%,
10/15/37 ...................... 250 250,313
Citigroup Commercial Mortgage Trust, Series
2023-SMRT, Class A, 5.82%, 10/12/40
(a) (b)
.. 435 447,716
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class B, (1-mo. CME Term SOFR
at 3.34% Floor + 3.34%), 7.37%, 08/15/36
(a) (b)
250 249,844
Commercial Mortgage Trust
(b)
Series 2024-CBM, Class A2, 5.87%,
12/10/41
(a)
..................... 1,130 1,150,983
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
5.87%, 06/15/41
(a)
................ 800 797,000
Series 2024-WCL1, Class E, (1-mo. CME
Term SOFR at 4.49% Floor + 4.49%),
8.52%, 06/15/41
(a)
................ 8 7,997
Series 2025-167G, Class A, 5.50%, 08/10/40 687 689,818
Series 2025-167G, Class E, 8.20%,
08/10/40
(a)
..................... 125 125,169
CONE Trust
(a)(b)
Series 2024-DFW1, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.67%, 08/15/41 ................. 840 838,950
Series 2024-DFW1, Class E, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
7.92%, 08/15/41 ................. 80 79,901
CRSO Trust,   7.12%, 07/10/28
(b)
.......... 427 444,707
CSTL Commercial Mortgage Trust
(a)(b)
Series 2024-GATE, Class A, 4.76%, 11/10/41 580 581,689
Series 2025-GATE2, Class D, 1.00%,
11/10/42 ...................... 1,100 1,094,556
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
DBC Mortgage Trust, Series 2025-DBC, Class
A, (1-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.40%, 06/15/38
(a) (b)
........... USD 1,135 $ 1,136,419
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 5.92%,
08/15/34
(a) (b)
...................... 320 320,000
DBWF Mortgage Trust, Series 2024-LCRS, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.77%, 04/15/37
(a) (b)
........... 605 604,244
DC Trust, Series 2024-HLTN, Class F, 10.31%,
04/13/40
(a) (b)
...................... 365 365,421
DGWD Trust, Series 2025-INFL, Class A, (1-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.63%, 08/15/35
(a) (b)
................. 2,840 2,852,259
DK Trust
(a)(b)
Series 2024-SPBX, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
5.53%, 03/15/34 ................. 590 591,106
Series 2024-SPBX, Class E, (1-mo. CME
Term SOFR at 1.50% Floor + 4.00%),
8.03%, 03/15/34 ................. 439 440,387
Series 2025-LXP, Class A, (1-mo. CME Term
SOFR at 1.59% Floor + 1.59%), 5.62%,
08/15/37 ...................... 3,000 3,002,813
Durst Commercial Mortgage Trust, Series 2025-
151, Class A, 5.15%, 08/10/42
(a) (b)
........ 1,020 1,039,427
ELM Trust, Series 2024-ELM, Class E10, 7.79%,
06/10/39
(a) (b)
...................... 300 302,006
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(a) (b)
...................... 795 813,227
Fontainebleau Miami Beach Mortgage Trust
(a)(b)
Series 2024-FBLU, Class A, (1-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.48%,
12/15/39 ...................... 890 891,103
Series 2024-FBLU, Class G, (1-mo. CME
Term SOFR at 5.65% Floor + 5.65%),
9.68%, 12/15/39 ................. 300 303,140
Great Wolf Trust
(a)(b)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 5.72%, 05/15/41 .. 565 566,059
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.57%, 03/15/39 ................. 540 541,013
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2023-FUN, Class B, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 6.82%,
03/15/28 ...................... 520 522,275
Series 2023-SHIP, Class A, 4.32%, 09/10/38 100 99,708
Series 2023-SHIP, Class E, 7.43%, 09/10/38 700 702,132
Series 2024-RVR, Class E, 7.47%, 08/10/41 420 418,997
Series 2025-800D, Class A, (1-mo. CME Term
SOFR at 2.65% Floor + 2.65%), 6.68%,
11/25/41 ...................... 348 348,873
GSAT Trust, Series 2025-BMF, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.53%, 07/15/40
(a) (b)
................. 1,742 1,743,633
HIH Trust
(a)(b)
Series 2024-61P, Class A, (1-mo. CME Term
SOFR at 1.84% Floor + 1.84%), 5.87%,
10/15/41 ...................... 108 108,716
Series 2024-61P, Class D, (1-mo. CME Term
SOFR at 3.64% Floor + 3.64%), 7.67%,
10/15/41 ...................... 207 207,938
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class D, (1-mo. CME Term SOFR at
3.19% Floor + 3.19%), 7.22%, 05/15/37
(a) (b)
. 500 500,625

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Securitized Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Hilton USA Trust, Series 2025-NVIL, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.78%, 07/15/42
(a) (b)
........... USD 607 $ 609,276
HIT Trust, Series 2022-HI32, Class A, (1-mo.
CME Term SOFR at 2.39% Floor + 2.39%),
6.42%, 07/15/39
(a) (b)
................. 751 751,930
HONO Mortgage Trust, Series 2021-LULU, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 5.30%, 10/15/36
(a) (b)
........... 513 507,870
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.46%, 02/05/45
(a) (b)
........... 1,120 1,163,144
HTL Commercial Mortgage Trust
(a)(b)
Series 2024-T53, Class A, 5.88%, 05/10/39 . 180 182,358
Series 2024-T53, Class E, 10.26%, 05/10/39 365 377,334
Hudson Yards Mortgage Trust
(b)
Series 2019-30HY, Class A, 3.23%, 07/10/39 490 467,884
Series 2019-30HY, Class D, 3.44%,
07/10/39
(a)
..................... 208 191,434
Series 2025-SPRL, Class D, 6.34%,
01/13/40
(a)
..................... 425 441,550
INT Commercial Mortgage Trust
(a)(b)
Series 2025-PLAZA, Class A, 1.00%, 11/05/37 607 606,617
Series 2025-PLAZA, Class B, 1.00%,
11/05/37 ...................... 451 450,783
INV Mortgage Trust, Series 2024-IND, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.77%, 11/15/41
(a) (b)
........... 600 595,500
IRV Trust, Series 2025-200P, Class A, 5.29%,
03/14/47
(a) (b)
...................... 1,190 1,221,003
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2016-NINE, Class A, 2.85%, 09/06/38 640 629,697
Series 2016-NINE, Class B, 2.85%, 09/06/38 654 641,627
Series 2021-MHC, Class A, (1-mo. CME Term
SOFR at 0.80% Floor + 1.16%), 5.20%,
04/15/38 ...................... 528 528,064
Series 2021-MHC, Class E, (1-mo. CME Term
SOFR at 2.45% Floor + 2.81%), 6.85%,
04/15/38 ...................... 279 279,087
Series 2022-OPO, Class D, 3.45%, 01/05/39 350 282,334
Series 2024-IGLG, Class A, 5.17%, 11/09/39 410 413,914
Series 2024-IGLG, Class D, 6.48%, 11/09/39 190 190,113
Series 2024-IGLG, Class E, 7.25%, 11/09/39 300 299,867
Series 2024-IGLG, Class F, 8.22%, 11/09/39 300 300,445
Series 2024-OMNI, Class A, 5.80%, 10/05/39 425 432,441
Series 2025-BHR5, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
5.73%, 03/15/40 ................. 383 382,691
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class A5, 3.69%, 03/15/50 . 100 98,531
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class D, (1-mo. CME Term SOFR at
3.19% Floor + 3.19%), 7.22%, 06/15/39
(a) (b)
. 190 191,255
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.57%, 12/15/39
(a) (b)
. 1,084 1,082,928
KSL Trust
(a)(b)
  (1-mo. CME Term SOFR + 1.89%), 5.92%,
06/15/30 ...................... 305 304,652
  (1-mo. CME Term SOFR + 4.09%), 8.12%,
06/15/30 ...................... 184 184,649
LBA Trust
(a)(b)
Series 2024-7IND, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.48%,
10/15/41 ...................... 364 364,022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-7IND, Class D, (1-mo. CME Term
SOFR at 2.64% Floor + 2.64%), 6.67%,
10/15/41 ...................... USD 387 $ 387,378
Series 2024-BOLT, Class A, (1-mo. CME Term
SOFR at 1.59% Floor + 1.59%), 5.62%,
06/15/39 ...................... 550 550,342
Series 2024-BOLT, Class F, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.47%,
06/15/39 ...................... 115 114,830
LEX Mortgage Trust, Series 2024-BBG, Class A,
4.87%, 10/13/33
(a) (b)
................. 1,055 1,059,538
LUX Trust, Series 2023-LION, Class A, (1-mo.
CME Term SOFR at 2.69% Floor + 2.69%),
6.72%, 08/15/40
(a) (b)
................. 128 129,529
MAC Trust, Series 2025-801B, Class A, (1-mo.
CME Term SOFR at 1.70% Floor + 1.70%),
5.73%, 10/15/40
(a) (b)
................. 1,000 1,000,514
MAD Commercial Mortgage Trust
(a)(b)
Series 2025-11MD, Class A, 4.75%, 10/15/42 350 349,529
Series 2025-11MD, Class E, 7.33%, 10/15/42 450 448,110
MCR Mortgage Trust
(b)
Series 2024-HF1, Class A, (1-mo. CME Term
SOFR at 1.79% Floor + 1.79%), 5.83%,
12/15/41
(a)
..................... 295 295,645
Series 2024-HTL, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 5.79%,
02/15/37
(a)
..................... 576 576,070
Series 2024-HTL, Class E, (1-mo. CME Term
SOFR at 4.65% Floor + 4.65%), 8.69%,
02/15/37
(a)
..................... 229 227,712
Series 2024-TWA, Class E, 8.73%, 06/12/39 115 116,769
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-W10, Class A, (1-mo. CME
Term SOFR at 1.07% Floor + 1.07%), 5.10%,
12/15/34
(a) (b)
...................... 470 469,843
MFT Trust, Series 2020-ABC, Class C, 3.48%,
02/10/42
(a) (b)
...................... 192 139,106
MHP, Series 2022-MHIL, Class A, (1-mo. CME
Term SOFR at 0.82% Floor + 0.81%), 4.85%,
01/15/39
(a) (b)
...................... 50 49,458
MHP Commercial Mortgage Trust, Series 2025-
MHIL2, Class E, (1-mo. CME Term SOFR at
3.50% Floor + 3.50%), 7.53%, 09/15/40
(a) (b)
. 250 249,475
MIC Trust (The), Series 2023-MIC, Class A,
8.44%, 12/05/38
(a) (b)
................. 240 259,529
MIRA Trust, Series 2023-MILE, Class A, 6.75%,
06/10/38
(b)
....................... 628 652,731
Morgan Stanley Capital I Trust
(b)
Series 2018-MP, Class A, 4.28%, 07/11/40
(a)
150 142,467
Series 2019-H6, Class D, 3.00%, 06/15/52 . 460 373,889
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class A, (1-mo. CME Term SOFR at
1.40% Floor + 1.40%), 5.44%, 03/15/39
(a) (b)
. 1,633 1,634,021
NRTH Commercial Mortgage Trust, Series 2025-
PARK, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.54%, 10/15/40
(a) (b)
. 1,075 1,075,336
NYC Commercial Mortgage Trust
(a)(b)
Series 2025-11X, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%), 5.74%,
10/15/40 ...................... 850 850,000
Series 2025-28L, Class A, 1.00%, 11/05/38 . 1,256 1,254,875
Series 2025-300P, Class D, 6.16%, 07/13/42 500 503,287
Series 2025-3BP, Class A, (1-mo. CME Term
SOFR at 1.21% Floor + 1.21%), 5.25%,
02/15/42 ...................... 467 464,081

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Securitized Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
6.02%, 08/15/29
(a) (b)
................. USD 295 $ 295,930
One Bryant Park Trust, Series 2019-OBP, Class
A, 2.52%, 09/15/54
(b)
................ 1,072 989,198
One Market Plaza Trust, Series 2017-1MKT,
Class D, 4.15%, 02/10/32
(b)
............ 415 390,131
One New York Plaza Trust
(a)(b)
Series 2020-1NYP, Class A, (1-mo. CME Term
SOFR at 0.95% Floor + 1.06%), 5.10%,
01/15/36 ...................... 185 180,375
Series 2020-1NYP, Class AJ, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
5.40%, 01/15/36 ................. 100 96,250
ONNI Commerical Mortgage Trust, Series 2024-
APT, Class A, 5.57%, 07/15/39
(a) (b)
....... 390 397,505
OPEN Trust, Series 2023-AIR, Class A, (1-mo.
CME Term SOFR at 3.09% Floor + 3.09%),
7.12%, 11/15/40
(a) (b)
................. 55 55,261
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.52%, 12/15/39
(a) (b)
................. 400 400,375
PENN Commercial Mortgage Trust
(a)(b)
Series 2025-P11, Class A, 5.34%, 08/10/42 . 328 333,444
Series 2025-P11, Class C, 6.51%, 08/10/42 . 250 254,533
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
5.92%, 06/15/39
(a) (b)
................. 380 380,356
PKHL Commercial Mortgage Trust, Series 2021-
MF, Class NR, (1-mo. CME Term SOFR at
6.00% Floor + 6.11%), 10.15%, 07/15/38
(a) (b)
. 300 34,010
PRM5 Trust, Series 2025-PRM5, Class A, 4.47%,
03/10/33
(a) (b)
...................... 912 907,991
ROCK Trust, Series 2024-CNTR, Class E,
8.82%, 11/13/41
(b)
.................. 125 131,911
SCG Commercial Mortgage Trust, Series 2025-
DLFN, Class E, (1-mo. CME Term SOFR at
2.95% Floor + 2.95%), 6.98%, 03/15/35
(a) (b)
. 125 124,533
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.77%, 04/15/41
(a) (b)
........... 500 499,688
SCG Trust, Series 2025-SNIP, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.53%, 09/15/42
(a) (b)
................. 1,000 1,001,312
SDAL Trust, Series 2025-DAL, Class A, (1-mo.
CME Term SOFR at 2.44% Floor + 2.44%),
6.47%, 04/15/42
(a) (b)
................. 492 495,649
SELF Commercial Mortgage Trust
(a)(b)
Series 2024-STRG, Class E, (1-mo. CME
Term SOFR at 4.19% Floor + 4.19%),
8.22%, 11/15/34 ................. 410 410,510
Series 2024-STRG, Class F, (1-mo. CME
Term SOFR at 5.19% Floor + 5.19%),
9.22%, 11/15/34 ................. 200 199,537
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
5.98%, 10/15/41
(a) (b)
................. 420 420,263
SMRT, Series 2022-MINI, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%), 5.03%,
01/15/39
(a) (b)
...................... 566 565,293
SREIT Trust, Series 2021-MFP, Class F, (1-mo.
CME Term SOFR at 2.63% Floor + 2.74%),
6.77%, 11/15/38
(a) (b)
................. 629 628,148
TYSN Mortgage Trust, Series 2023-CRNR, Class
A, 6.58%, 12/10/33
(a) (b)
............... 380 400,324
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
VCC Trust, Series 2025-MC1, Class A1, 8.16%,
05/25/55
(b) (c)
...................... USD 623 $ 619,612
VEGAS Trust
(b)
Series 2024-GCS, Class D, 6.22%, 07/10/36
(a)
350 346,304
Series 2024-TI, Class A, 5.52%, 11/10/39 .. 340 344,123
Velocity Commercial Capital Loan Trust
(b)
Series 2019-3, Class M4, 3.68%, 10/25/49
(a)
868 781,738
Series 2019-3, Class M6, 6.03%, 10/25/49
(a)
933 789,912
Series 2020-1, Class M4, 3.54%, 02/25/50
(a)
470 367,538
Series 2021-1, Class M6, 5.03%, 05/25/51
(a)
1,221 913,842
Series 2021-2, Class M5, 4.01%, 08/25/51
(a)
454 341,846
Series 2021-4, Class M5, 5.68%, 12/26/51
(a)
1,704 1,362,849
Series 2022-1, Class M4, 5.20%, 02/25/52
(a)
1,103 945,395
Series 2024-5, Class M4, 9.53%, 10/25/54
(a)
1,014 1,023,302
Series 2024-6, Class M4, 9.67%, 12/25/54
(a)
496 500,998
Series 2025-1, Class M3, 7.33%, 02/25/55
(a)
999 1,013,517
Series 2025-1, Class M4, 10.15%, 02/25/55
(a)
346 350,541
Series 2025-3, Class A, 5.87%, 06/25/55
(a)
.. 471 476,430
Series 2025-RTL1, Class A1, 6.80%,
03/25/30
(c)
..................... 1,000 1,010,895
VTR Commercial Mortgage Trust
(a)(b)
Series 2025-STEM, Class A, 5.20%, 10/13/39 892 895,353
Series 2025-STEM, Class D, 6.71%, 10/13/39 381 382,360
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class B, 4.68%, 01/15/59
(a)
500 490,197
Series 2018-1745, Class A, 3.75%,
06/15/36
(a) (b)
.................... 500 461,000
Series 2018-AUS, Class A, 4.06%,
08/17/36
(a) (b)
.................... 620 608,699
Series 2024-1CHI, Class A, 5.31%,
07/15/35
(a) (b)
.................... 216 217,598
Series 2024-BPRC, Class B, 6.22%,
07/15/43
(b)
..................... 200 206,472
Series 2024-BPRC, Class C, 6.43%,
07/15/43
(b)
..................... 200 202,129
Series 2024-BPRC, Class D, 7.08%,
07/15/43
(b)
..................... 200 201,727
Series 2025-1918, Class A, 5.58%,
09/15/40
(a) (b)
.................... 4,000 4,019,388
Series 2025-5C4, Class A3, 5.67%, 05/15/58 303 316,892
WEST Trust, Series 2025-ROSE, Class A,
5.28%, 04/10/35
(a) (b)
................. 339 344,219
WHARF Commercial Mortgage Trust
(a)(b)
Series 2025-DC, Class A, 5.35%, 07/15/40 . 429 440,667
Series 2025-DC, Class E, 7.72%, 07/15/40 . 353 361,652
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 6.82%,
11/15/27
(a) (b)
...................... 660 664,948
150,731,752
Interest Only Collateralized Mortgage Obligations — 0.1%
(a)
Alternative Loan Trust, Series 2006-45T1, Class
2A8, (1-mo. CME Term SOFR at 0.00% Floor
and 6.60% Cap + 6.49%), 2.49%, 02/25/37 . 750 125,917
GSR Mortgage Loan Trust, Series 2007-3F,
Class 4A2, (1-mo. CME Term SOFR at 0.00%
Floor and 6.70% Cap + 6.59%), 2.59%,
05/25/37 ........................ 3,713 372,495
Wells Fargo Alternative Loan Trust, Series 2007-
PA1, Class A2, (1-mo. CME Term SOFR at
0.00% Floor and 6.68% Cap + 6.57%), 2.57%,
03/25/37 ........................ 1,156 128,824
627,236

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Securitized Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.4%
(a)
BANK, Series 2017-BNK9, Class XA, 0.75%,
11/15/54 ......................... USD 3,305 $ 42,659
BBCMS Mortgage Trust
Series 2020-C7, Class XA, 1.59%, 04/15/53 . 2,888 129,861
Series 2020-C7, Class XB, 0.97%, 04/15/53 . 1,000 39,732
Series 2023-C20, Class XA, 0.86%, 07/15/56 11,848 548,969
Benchmark Mortgage Trust
Series 2020-B17, Class XB, 0.50%, 03/15/53 15,395 273,921
Series 2023-V3, Class XA, 0.81%, 07/15/56 . 19,979 386,606
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.80%, 11/10/42
(b)
.... 3,975 139,066
CSAIL Commercial Mortgage Trust, Series 2018-
C14, Class XA, 0.51%, 11/15/51 ......... 1,021 12,422
MIRA Trust, Series 2023-MILE, Class X, 0.02%,
06/10/38
(b)
....................... 28,000 58,786
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.44%, 10/15/52 ........ 3,030 139,627
Wells Fargo Commercial Mortgage Trust, Series
2017-C41, Class XA, 1.15%, 11/15/50 ..... 3,461 60,213
1,831,862
Total Non-Agency Mortgage-Backed Securities — 55 .0%
(Cost: $ 251,360,865 ) .............................. 249,919,661
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 2.1%
Federal Home Loan Mortgage Corp. , Series
5544 , Class HV , 5.00% , 05/25/36 ........ 214 218,525
Federal Home Loan Mortgage Corp. REMICS
Variable Rate Notes , Series 2411 , Class FJ ,
(SOFR 30 day Average at 0.35% Floor and
9.00% Cap + 0.46%), 4.70% , 12/15/29
(a)
... 1 1,030
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Series 5444 , Class FC , (SOFR 30 day
Average at 1.12% Floor and 7.00% Cap +
1.12%), 5.30% , 08/25/54 ........... 1,593 1,597,696
Series 5458 , Class FB , (SOFR 30 day
Average at 1.15% Floor and 6.50% Cap +
1.15%), 5.33% , 10/25/54 ........... 888 889,580
Series 5471 , Class FM , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.58% , 11/25/54 ............ 1,375 1,383,732
Federal National Mortgage Association
Series 2025-33 , Class DV , 5.50% , 04/25/36 . 705 732,553
Series 2025-40 , Class EV , 5.00% , 06/25/36 . 223 228,740
Federal National Mortgage Association Variable
Rate Notes
(a)
Series 2018-32 , Class PS , (SOFR 30 day
Average at 0.00% Floor and 7.23% Cap +
7.10%), 2.22% , 05/25/48 ........... 131 113,887
Series 2024-48 , Class FC , (SOFR 30 day
Average at 1.10% Floor and 7.00% Cap +
1.10%), 5.28% , 07/25/54 ........... 949 951,803
Series 2025-2 , Class FG , (SOFR 30 day
Average at 1.45% Floor and 6.50% Cap +
1.45%), 5.63% , 02/25/55 ........... 322 324,249
Series 2025-35 , Class FJ , (SOFR 30 day
Average at 1.60% Floor and 6.50% Cap +
1.60%), 5.78% , 05/25/55 ........... 463 468,224
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2024-51 , Class TF , (SOFR 30 day
Average at 1.00% Floor and 7.00% Cap +
1.00%), 5.18% , 03/20/54 ........... 1,104 1,105,116
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2024-96 , Class FL , (SOFR 30 day
Average at 1.15% Floor and 6.50% Cap +
1.15%), 5.33% , 06/20/54 ........... USD 1,709 $ 1,712,589
9,727,724
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-W5FX , Class CFX ,
3.66% , 04/25/28
(a) (b)
................. 288 268,684
Government National Mortgage Association ,
Series 2019-53 , Class V , 2.75% , 08/16/31 .. 129 124,893
393,577
Interest Only Collateralized Mortgage Obligations — 3.8%
Federal Home Loan Mortgage Corp.
Series 5052 , Class KI , 4.00% , 12/25/50 .... 844 166,139
Series 5119 , Class IC , 4.00% , 06/25/51 .... 3,480 733,059
Federal National Mortgage Association
Series 2013-10 , Class PI , 3.00% , 02/25/43 . 387 46,212
Series 2020-27 , Class IJ , 4.50% , 05/25/50 .. 5,367 1,038,761
Series 2021-23 , Class CI , 3.50% , 07/25/46 . 492 88,264
Series 2021-41 , 3.50% , 07/25/51 ........ 587 105,426
Series 2024-7 , Class IA , 3.50% , 11/25/49 .. 19,727 2,495,964
Government National Mortgage Association
Series 2021-58 , Class IY , 3.00% , 02/20/51 .. 15,158 2,374,471
Series 2021-64 , Class IH , 3.00% , 02/20/51 . 17,279 2,539,288
Series 2021-97 , Class LI , 3.00% , 08/20/50 .. 18,120 3,069,127
Series 2021-104 , Class IH , 3.00% , 06/20/51 923 155,793
Series 2021-149 , Class KI , 3.00% , 08/20/51 . 79 12,374
Series 2022-5 , Class LI , 3.50% , 01/20/52 .. 61 11,167
Series 2022-78 , Class D , 3.00% , 08/20/51 .. 527 89,214
Series 2022-88 , Class IA , 3.00% , 08/20/50 . 25,116 3,886,467
Government National Mortgage Association
Variable Rate Notes , Series 2024-6 , Class
ES , (SOFR 30 day Average at 0.00% Floor
and 6.05% Cap + 6.05%), 1.87% , 07/20/53
(a)
6,062 480,842
17,292,568
Interest Only Commercial Mortgage-Backed Securities — 0.2%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates Variable
Rate Notes
Series K110 , Class X1 , 1.64% , 04/25/30 ... 4,971 293,053
Series KPLB2 , Class X , 0.26% , 06/25/33 ... 16,982 338,399
Government National Mortgage Association
Variable Rate Notes
Series 2016-151 , 0.88% , 06/16/58 ....... 6,699 307,361
Series 2020-43 , 1.26% , 11/16/61 ........ 1,942 150,176
1,088,989
Mortgage-Backed Securities — 10.7%
Federal Home Loan Mortgage Corp.
3.00% , 03/01/43 - 12/01/46 ............ 154 142,740
3.50% , 12/01/41 - 01/01/48 ............ 866 824,119
4.00% , 08/01/40 - 12/01/45 ............ 257 251,811
4.50% , 08/01/39 - 09/01/48 ............ 359 359,651
5.00% , 05/01/35 - 02/01/42 ............ 458 470,860
5.50% , 02/01/35 - 06/01/41 ............ 248 257,445
6.00% , 11/01/36 - 11/01/39 ............ 9 9,816
Federal National Mortgage Association
3.50% , 11/01/46 ................... 246 235,080
4.00% , 01/01/41 ................... 20 19,539
6.00% , 07/01/39 ................... 182 187,832
Government National Mortgage Association
4.00% , 06/20/50 ................... 1,256 1,192,739
4.50% , 05/15/40 - 08/15/40 ............ 243 243,150
5.00% , 12/15/34 - 09/15/40 ............ 347 355,059

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Securitized Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
2.50% , 11/25/55
(f)
.................. USD 510 $ 432,922
3.00% , 03/01/43 - 08/01/50 ............ 496 457,829
3.50% , 01/01/42 - 06/01/52 ............ 5,718 5,302,532
4.00% , 01/01/36 - 05/01/52 ............ 4,197 4,054,974
4.50% , 11/01/39 - 07/01/48 ............ 1,277 1,277,917
5.00% , 05/01/35 - 06/01/39 ............ 629 638,809
5.50% , 05/01/34 - 03/01/40 ............ 362 373,237
5.50% , 11/25/55
(f)
.................. 19,191 19,388,603
6.00% , 12/01/32 - 09/01/40 ............ 235 247,202
6.00% , 11/25/55
(f)
.................. 2,000 2,045,114
6.50% , 09/01/36 - 05/01/40 ............ 61 64,516
6.50% , 11/25/55
(f)
.................. 9,470 9,806,040
48,639,536
Principal Only Collateralized Mortgage Obligations — 0.3%
Government National Mortgage
Association , Series 2023-130 , Class OD ,
0.00% , 09/20/53
(g)
.................. 1,527 1,175,452
Total U.S. Government Sponsored Agency Securities — 17 .2%
(Cost: $ 78,506,678 ) ............................... 78,317,846
Total Long-Term Investments — 100.3%
(Cost: $ 455,828,501 ) .............................. 456,198,176
Shares
Shares
Short-Term Securities
Money Market Funds — 2.9%
Dreyfus Treasury Securities Cash Management ,
3.86%
(h)
......................... 13,096,678 13,096,678
Total Money Market Funds — 2 .9%
(Cost: $ 13,096,678 ) ............................... 13,096,678
Par (000)
Pa r (000)
U.S. Treasury Obligations — 4.2%
U.S. Treasury Bills ,   4.05% , 11/04/25
(i)
....... 19,262 19,259,956
Total U.S. Treasury Obligations — 4 .2%
(Cost: $ 19,255,527 ) ............................... 19,259,956
Total Short-Term Securities — 7.1%
(Cost: $ 32,352,205 ) ............................... 32,356,634
Total Investments Before TBA Sale Commitments — 107 .4%
(Cost: $ 488,180,706 ) .............................. 488,554,810
TBA Sale Commitments
Mortgage-Backed Securities — (0.0) %
Uniform Mortgage-Backed Securities ,
3.00% , 11/25/55
(f)
.................. (260) (230,344)
Total TBA Sale Commitments — (0.0) %
(Proceeds: $ (229,826) ) ............................ (230,344)
Total Investments Net of TBA Sale Commitments — 107 .4%
(Cost: $ 487,950,880 ) .............................. 488,324,466
Liabilities in Excess of Other Assets — (7.4) % ............. (33,583,951)
Net Assets — 100.0% ...............................
$ 454,740,515
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Securitized Income Fund
Schedule of Investments

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Rounds to less than 1,000.
(f)
Represents or includes a TBA transaction.
(g)
Zero-coupon bond.
(h)
Annualized 7-day yield as of period end.
(i)
Rates are discount rates or a range of discount rates as of period end.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Securitized Income Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 93 12/19/25 $ 10,484 $ 6,336
U.S. Treasury 10-Year Ultra Note ............................................... 127 12/19/25 14,676 187,626
U.S. Treasury 2-Year Note .................................................... 173 12/31/25 36,033 (21,438)
U.S. Treasury 5-Year Note .................................................... 795 12/31/25 86,860 (137,471)
35,053
Short Contracts
U.S. Treasury Long Bond ..................................................... 18 12/19/25 2,114 (54,589)
U.S. Treasury Ultra Bond ..................................................... 2 12/19/25 243 (9,911)
(64,500)
$ (29,447)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.49% Annual 1-day SOFR Annual 08/11/27 USD 1,930 $ 1,547 $ — $ 1,547
3.40% Annual 1-day SOFR Annual 08/11/29 USD 3,700 1,902 — 1,902
3.43% Annual 1-day SOFR Annual 08/11/30 USD 6,410 998 — 998
3.44% Annual 1-day SOFR Annual 08/11/30 USD 1,660 (240) — (240)
3.36% Annual 1-day SOFR Annual 10/09/30 USD 2,500 5,292 — 5,292
3.49% Annual 1-day SOFR Annual 08/11/31 USD 1,180 (654) — (654)
3.61% Annual 1-day SOFR Annual 08/11/33 USD 2,480 (4,944) — (4,944)
$ 3,901 $ — $ 3,901
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ......... 3 .00 % Monthly JPMorgan Securities LLC 09/17/58 USD 2,611 $ 575,270 $ 272,791 $ 302,479
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3 .00 % Monthly Deutsche Bank AG 09/17/58 BBB- USD 1,851 $ (407,699) $ (211,600) $ (196,099)
CMBX.NA.9.BBB- ..... 3 .00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 761 (167,571) (34,379) (133,192)
CMBX.NA.15.BBB- .... 3 .00 Monthly
Morgan Stanley & Co.
International plc 11/18/64 BBB- USD 500 (75,925) (86,007) 10,082
$ (651,195) $ (331,986) $ (319,209)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Securitized Income Fund
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .20%
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ — $ — $ 9,739 $ (5,838)
OTC Swaps ................................................................... 272,791 (331,986) 312,561 (329,291)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 193,962 $ — $ 193,962
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 9,739 — 9,739
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 585,352 — — — — 585,352
$ — $ 585,352 $ — $ — $ 203,701 $ — $ 789,053
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 223,409 $ — $ 223,409
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 5,838 — 5,838
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 661,277 — — — — 661,277
$ — $ 661,277 $ — $ — $ 229,247 $ — $ 890,524
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ 468,006 $ — $ 468,006
Swaps .............................. — 8,616 (37,929) — (100,772) — (130,085)
$ — $ 8,616 $ (37,929) $ — $ 367,234 $ — $ 337,921
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ (809,665) $ — $ (809,665)
Swaps .............................. — 15,355 — — 145,478 — 160,833
$ — $ 15,355 $ — $ — $ (664,187) $ — $ (648,832)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Securitized Income Fund

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 119,768,675
Average notional value of contracts — short ................................................................................. 13,103,672
Credit default swaps
Average notional value — buy protection ................................................................................... 2,809,237
Average notional value — sell protection ................................................................................... 3,309,237
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 11,005,000
Average notional value — receives fixed rate ................................................................................ 1,075,000
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 53,539 $ —
Swaps — centrally cleared .............................................................................. 27,082 —
Swaps — OTC
(a)
..................................................................................... 585,352 661,277
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 665,973 $ 661,277
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(80,621) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 585,352 $ 661,277
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)
JPMorgan Securities LLC ........................... $ 575,270 $ — $ — $ (560,000) $ 15,270
Morgan Stanley & Co. International plc .................. 10,082 (10,082) — — —
$ 585,352 $ (10,082) $ — $ (560,000) $ 15,270
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
Deutsche Bank AG ................................ $ 407,699 $ — $ — $ (407,699) $ —
Goldman Sachs International ......................... 167,571 — — (167,571) —
Morgan Stanley & Co. International plc .................. 86,007 (10,082) — (75,925) —
$ 661,277 $ (10,082) $ — $ (651,195) $ —
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Securitized Income Fund
Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 127,960,669 $ — $ 127,960,669
Non-Agency Mortgage-Backed Securities ........................ — 249,011,413 908,248 249,919,661
U.S. Government Sponsored Agency Securities .................... — 78,317,846 — 78,317,846
Short-Term Securities
Money Market Funds ...................................... 13,096,678 — — 13,096,678
U.S. Treasury Obligations ................................... — 19,259,956 — 19,259,956
Liabilities
Investments
TBA Sale Commitments .................................... — (230,344) — (230,344)
$ 13,096,678 $ 474,319,540 $ 908,248 $ 488,324,466
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 312,561 $ — $ 312,561
Interest rate contracts ....................................... 193,962 9,739 — 203,701
Liabilities
Credit contracts ........................................... — (329,291) — (329,291)
Interest rate contracts ....................................... (223,409) (5,838) — (229,247)
$ (29,447) $ (12,829) $ — $ (42,276)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
(unaudited)
October 31, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Securitized
Income Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 488,554,810
Cash ............................................................................................................. 2,040,117
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 1,042,000
Futures contracts .................................................................................................... 1,667,000
Centrally cleared swaps ................................................................................................ 554,150
Receivables: –
Investments sold .................................................................................................... 2,005,000
Swaps .......................................................................................................... 3
TBA sale commitments ................................................................................................ 229,826
Capital shares sold ................................................................................................... 237,774
Dividends — unaffiliated ............................................................................................... 80,997
Interest — unaffiliated ................................................................................................. 1,786,038
From the Manager ................................................................................................... 21,251
Variation margin on futures contracts ....................................................................................... 53,539
Variation margin on centrally cleared swaps .................................................................................. 27,082
Swap premiums paid ................................................................................................... 272,791
Unrealized appreciation on: –
OTC swaps ........................................................................................................ 312,561
Prepaid e xpenses ..................................................................................................... 44,420
Total a ssets .........................................................................................................
498,929,359
LIABILITIES
Cash received: –
Collateral — OTC derivatives ............................................................................................ 560,000
TBA sale commitments, at value
(b)
.......................................................................................... 230,344
Payables: –
Investments purchased ................................................................................................ 41,152,876
Capital shares redeemed ............................................................................................... 884,100
Income dividend distributions ............................................................................................ 133,093
Interest expense .................................................................................................... 67
Investment advisory fees .............................................................................................. 147,059
Trustees' and Officer's fees ............................................................................................. 635
Other affiliate fees ................................................................................................... 1,259
Professional fees .................................................................................................... 55,604
Reorganization costs ................................................................................................. 201,232
Service and distribution fees ............................................................................................. 3,126
Other accrued expenses ............................................................................................... 158,172
Swap premiums received ................................................................................................ 331,986
Unrealized depreciation on: –
OTC swaps ........................................................................................................ 329,291
Total li abilities ........................................................................................................
44,188,844
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 454,740,515
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 482,832,227
Accumulated loss ..................................................................................................... (28,091,712)
NET ASSETS ........................................................................................................
$ 454,740,515
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 488,180,706
(b)
  Proceeds received from TBA sale commitments ......................................................................... $ 229,826

Statement of Assets and Liabilities
(unaudited) (continued)
October 31, 2025

Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
Securitized
Income Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 441,204,250
Shares outstanding ...................................................................................................
48,503,031
Net asset value .....................................................................................................
$ 9.10
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor A
Net assets .........................................................................................................
$ 12,930,715
Shares outstanding ...................................................................................................
1,424,279
Net asset value .....................................................................................................
$ 9.08
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor C
Net assets .........................................................................................................
$ 605,550
Shares outstanding ...................................................................................................
66,674
Net asset value .....................................................................................................
$ 9.08
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001

Statement of Operations
(unaudited)
Six Months Ended October 31, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Securitized
Income Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 270,788
Interest — unaffiliated ................................................................................................. 13,077,629
Total investment income .................................................................................................
13,348,417
EXPENSES
Investment advisory .................................................................................................. 856,473
Reorganization ..................................................................................................... 201,232
Transfer agent — class specific .......................................................................................... 123,426
Professional ....................................................................................................... 104,724
Registration ....................................................................................................... 32,538
Accounting services .................................................................................................. 25,103
Service and distribution — class specific .................................................................................... 20,264
Printing and postage ................................................................................................. 13,392
Custodian ......................................................................................................... 5,686
Trustees and Officer .................................................................................................. 3,973
Miscellaneous ...................................................................................................... 27,055
Total expenses excluding interest expense .....................................................................................
1,413,866
Interest expense .................................................................................................... 2,181
Total expenses .......................................................................................................
1,416,047
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (102,439)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (122,761)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,190,847
Net investment income ..................................................................................................
12,157,570
REALIZED AND UNREALIZED GAIN (LOSS) $ 4,605,854
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 760,251
Futures contracts .................................................................................................. 468,006
Swaps ......................................................................................................... (130,085)
A
1,098,172
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 4,156,513
Futures contracts .................................................................................................. (809,665)
Swaps ......................................................................................................... 160,833
A
3,507,681
Net realized and unrealized gain ...........................................................................................
4,605,853
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 16,763,423

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Securitized Income Fund
Six Months Ended
10/31/25 (unaudited)
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 12,157,570  $ 24,315,223
Net realized gain .................................................................................. 1,098,172  430,807
Net change in unrealized appreciation (depreciation) .......................................................... 3,507,681  14,266,354
Net increase in net assets resulting from operations ............................................................. 16,763,423  39,012,384
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (11,106,026) (23,526,588)
Investor A ...................................................................................... (349,464) (752,972)
Investor C ...................................................................................... (14,071) (37,558)
Decrease in net assets resulting from distributions to shareholders ................................................... (11,469,561) (24,317,118)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 52,695,005  7,498,266
NET ASSETS
Total increase in net assets ............................................................................. 57,988,867  22,193,532
Beginning of period .................................................................................. 396,751,648  374,558,116
End of period ......................................................................................
$ 454,740,515  $ 396,751,648
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.56% and  0.46%, respectively.
(h)
Reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.65% and 0.55%, respectively.
(i)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.56%, 0.45% and 0.45%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Securitized Income Fund
Institutional
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Net asset value, beginning of period .........
$ 8.99  $ 8.65  $ 8.93  $ 9.47  $ 10.46  $ 10.07
Net investment income
(a)
.................
0 .26  0 .53  0 .48  0 .36  0 .22  0 .27
Net realized and unrealized gain (loss) ........
0 .09  0 .34  ( 0 .29 ) ( 0 .55 ) ( 0 .97 ) 0 .43
Net increase (decrease) from investment operations 0.35  0.87  0.19  (0.19) (0.75) 0.70
Distributions from net investment income
(b)
.... (0.24) (0.53) (0.47) (0.35) (0.24) (0.31)
Net asset value, end of period .............. $ 9.10  $ 8.99  $ 8.65  $ 8.93  $ 9.47  $ 10.46
Total Return
(c)
Based on net asset value .................. 3.99%
(d)
10.22% 2.18% (1.91)% (7.33)% 7.07%
Ratios to Average Net Assets
(e)
Total expen ses .........................
0.60%
(f) (g) (h)
0.55% 0.63% 0.59% 0.58%
(i)
0.58%
Total expenses after fees waived and/or reimbursed
0.50%
(f) (g) (h)
0.45% 0.46% 0.45% 0.47%
(i)
0.45%
Total expenses after fees waived and/or reimbursed
and excluding interest expense and reorganization
costs ..............................
0.45%
(f)
0.45% 0.46% 0.45% 0.47%
(i)
0.45%
Net investment income ...................
5.69%
(f)
5.90% 5.47% 3.94% 2.10% 2.65%
Supplemental Data
Net assets, end of period (000) .............. $ 441,204  $ 381,218  $ 359,472  $ 259,479  $ 227,622  $ 242,171
Portfolio turnover rate
(j)
.................... 123% 285% 361% 533% 937% 1,196%
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Portfolio turnover rate (excluding MDRs) ...............................
63% 96% 72% 140% 378% 654%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.85% and  0.70%, respectively.
(h)
Reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.94% and 0.79%, respectively.
(i)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.89%, 0.70% and 0.70%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Securitized Income Fund
Investor A
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Net asset value, beginning of period .........
$ 8.97  $ 8.64  $ 8.92  $ 9.46  $ 10.44  $ 10.05
Net investment income
(a)
.................
0 .25  0 .50  0 .45  0 .32  0 .19  0 .25
Net realized and unrealized gain (loss) ........
0 .09  0 .33  ( 0 .29 ) ( 0 .53 ) ( 0 .96 ) 0 .43
Net increase (decrease) from investment operations 0.34  0.83  0.16  (0.21) (0.77) 0.68
Distributions from net investment income
(b)
.... (0.23) (0.50) (0.44) (0.33) (0.21) (0.29)
Net asset value, end of period .............. $ 9.08  $ 8.97  $ 8.64  $ 8.92  $ 9.46  $ 10.44
Total Return
(c)
Based on net asset value .................. 3.86%
(d)
9.83% 1.92% (2.16)% (7.49)% 6.81%
Ratios to Average Net Assets
(e)
Total expen ses .........................
0.90%
(f) (g) (h)
0.84% 0.92% 0.92% 0.92%
(i)
0.90%
Total expenses after fees waived and/or reimbursed
0.75%
(f) (g) (h)
0.70% 0.71% 0.70% 0.72%
(i)
0.70%
Total expenses after fees waived and/or reimbursed
and excluding interest expense and reorganization
costs ..............................
0.70%
(f)
0.70% 0.71% 0.70% 0.72%
(i)
0.70%
Net investment income ...................
5.45%
(f)
5.66% 5.18% 3.59% 1.86% 2.43%
Supplemental Data
Net assets, end of period (000) .............. $ 12,931  $ 14,897  $ 14,100  $ 18,940  $ 23,728  $ 25,047
Portfolio turnover rate
(j)
.................... 123% 285% 361% 533% 937% 1,196%
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Portfolio turnover rate (excluding MDRs) ...............................
63% 96% 72% 140% 378% 654%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.73% and  1.46%, respectively.
(h)
Reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.82% and 1.55%, respectively.
(i)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.64%, 1.45% and 1.45%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Securitized Income Fund
Investor C
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Net asset value, beginning of period .........
$ 8.97  $ 8.64  $ 8.92  $ 9.46  $ 10.44  $ 10.05
Net investment income
(a)
.................
0 .21  0 .44  0 .39  0 .24  0 .12  0 .18
Net realized and unrealized gain (loss) ........
0 .10  0 .33  ( 0 .29 ) ( 0 .52 ) ( 0 .96 ) 0 .42
Net increase (decrease) from investment operations 0.31  0.77  0.10  (0.28) (0.84) 0.60
Distributions from net investment income
(b)
.... (0.20) (0.44) (0.38) (0.26) (0.14) (0.21)
Net asset value, end of period .............. $ 9.08  $ 8.97  $ 8.64  $ 8.92  $ 9.46  $ 10.44
Total Return
(c)
Based on net asset value .................. 3.47%
(d)
9.01% 1.16% (2.89)% (8.18)% 6.01%
Ratios to Average Net Assets
(e)
Total expen ses .........................
1.77%
(f) (g) (h)
1.61% 1.67% 1.69% 1.67%
(i)
1.66%
Total expenses after fees waived and/or reimbursed
1.50%
(f) (g) (h)
1.45% 1.46% 1.45% 1.47%
(i)
1.45%
Total expenses after fees waived and/or reimbursed
and excluding interest expense and reorganization
costs ..............................
1.45%
(f)
1.45% 1.46% 1.45% 1.47%
(i)
1.45%
Net investment income ...................
4.70%
(f)
4.91% 4.45% 2.68% 1.12% 1.72%
Supplemental Data
Net assets, end of period (000) .............. $ 606  $ 636  $ 986  $ 1,132  $ 2,775  $ 4,177
Portfolio turnover rate
(j)
.................... 123% 285% 361% 533% 937% 1,196%
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Portfolio turnover rate (excluding MDRs) ...............................
63% 96% 72% 140% 378% 654%
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
Managed Account Series II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. BlackRock Securitized Income Fund (the “Fund”) is a series of the Trust. The Fund is classified as a diversified fund under the 1940 Act.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor C Shares automatically convert to Investor A Shares after approximately eight years. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
On June 5, 2025, the Board of Trustees of the Trust (the "Board") approved a change in the name of BlackRock U.S. Mortgage Portfolio to BlackRock Securitized Income
Fund and certain changes to the Fund's investment strategies and investment process. Under normal circumstances, the Fund will invest at least 80% of the Fund's net assets, plus any borrowings for investment purposes, in securitized assets and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such assets. These changes were effective on August 5, 2025. Additionally, the Board approved a subsequent reorganization of the Fund into a newly created ETF to be named iShares Securitized Income Active ETF. The newly created ETF will have an identical investment objective and identical investment strategies and policy as the repositioned Fund. The reorganization is expected to close as of the close of trading on the New York Stock Exchange on January 23, 2026.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”) . Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board, the Trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-
Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional Shares ........................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statement of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended October 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended October 31, 2025, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended October 31, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the six months ended October 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the six months  ended  October 31, 2025 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor
A Shares for a total of $1,065 .
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the
Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. For the six months ended October 31, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended October 31, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.40%
$1 billion - $3 billion ..................................................................................................... 0.38
$3 billion - $5 billion ..................................................................................................... 0.36
$5 billion - $10 billion .................................................................................................... 0.35
Greater than $10 billion ................................................................................................... 0.34
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% — %
Investor C ................................................................................................. 0.25 0.75
Share Class
Service and
Distribution
Fees — Class
Specific
Investor A ........................................................................................................ $ 17,045
Investor C ........................................................................................................ 3,219
$ 20,264
Institutional Investor A Investor C Total
Reimbursed Amount ................................................................. $ 845 $ 276 $ 42 $ 1,163
Institutional Investor A Investor C Total
Transfer agent fees - class specific ....................................................... $ 115,974 $ 6,720 $ 732 $ 123,426

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended October 31, 2025, the Manager waived and/
or reimbursed investment advisory fees of $102,439 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the six months ended October 31, 2025, class specific expense waivers and/or reimbursements were as follows:
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the six months ended October 31, 2025, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls and excluding short-term securities, were as follows:
For the six months ended October 31, 2025, purchases and sales related to mortgage dollar rolls were $262,312,921 and $262,346,925, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund's NAV.
As of April 30, 2025, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $29,165,781.
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Institutional Investor A Investor C
Expense Limitations ................................................................. 0.45% 0.70% 1.45%
Share Class
Transfer Agent Fees
Waived and/or Reimbursed
by the Manager - Class
Specific
Institutional ....................................................................................................... $ 115,337
Investor A ........................................................................................................ 6,693
Investor C ........................................................................................................ 731
$ 122,761
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
BlackRock Securitized Income Fund ......................................... $ 370,516,075 $ 414,846,438 $ 208,653,516 $ 123,189,653
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Securitized Income Fund .................................... $ 489,161,227 $ 9,215,072 $ (9,864,283) $ (649,211)

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended October 31, 2025, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the
Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
10/31/25
Year Ended
04/30/25
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Securitized Income Fund
Institutional
Shares sold .............................................
8,365,717 $ 75,465,808 12,660,272 $ 113,070,247
Shares issued in reinvestment of distributions ........................
1,157,023 10,453,081 2,479,713 22,186,691
Shares redeemed .........................................
(3,446,531) (31,068,271) (14,258,562) (127,649,155)
6,076,209 $ 54,850,618 881,423 $ 7,607,783
Investor A
Shares sold and automatic conversion of shares .......................
377,820 $ 3,396,222 905,749 $ 8,119,466
Shares issued in reinvestment of distributions ........................
34,400 310,101 75,002 669,545
Shares redeemed .........................................
(649,126) (5,823,373) (951,946) (8,509,676)
(236,906) $ (2,117,050) 28,805 $ 279,335
Investor C
Shares sold .............................................
22 $ 195 17,068 $ 151,381
Shares issued in reinvestment of distributions ........................
1,559 14,068 4,209 37,546
Shares redeemed and automatic conversion of shares ..................
(5,825) (52,826) (64,510) (577,779)
(4,244) $ (38,563) (43,233) $ (388,852)
5,835,059 $ 52,695,005 866,995 $ 7,498,266

Additional Information
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Disclosure of Investment Advisory Agreement
2025
BlackRock Semi-Annual Financial Statements and Additional Information

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of Managed Account Series II (the “Trust”) met on May 8, 2025
(the “May Meeting”) and June 5-6, 2025 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement” or the
“Agreement”) between the Trust, on behalf of BlackRock Securitized Income Fund (formerly, BlackRock U.S. Mortgage Portfolio) (the “Fund”), and BlackRock Advisors, LLC
(the “Manager” or “BlackRock”), the Fund’s investment advisor.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by
BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services;
oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of
BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of
BlackRock’s business continuity plans.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the May
Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the
May Meeting. In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the third, fourth and fourth quartiles, respectively, against its
Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods. The Board noted that the Fund has undergone certain changes in investment strategy, and in connection with such changes, the Fund had changed its name from the U.S. Mortgage Portfolio to the Securitized Income Fund effective August 5, 2025.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to
Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The

Disclosure of Investment Advisory Agreement
(continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
OTC Over-the-counter
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
TBA To-be-announced

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report.
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series II

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          Managed Account Series II

Date: December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          Managed Account Series II

Date: December 23, 2025

By:     /s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
Managed Account Series II

Date: December 23, 2025